UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1 –	Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2009

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

During the six months ended June 30, 2009, Master Extended Market Index Series of Quantitative Master Series LLC (the “Series”) generated a return of 9.35%, underperforming the benchmark Dow Jones US Completion Total Stock Market Index, which returned 9.51%.

•

As of May 31, 2009, the Series changed its performance benchmark from the Dow Jones Wilshire 4500 Index to the Dow Jones US Completion Total Stock Market Index, which is a subset of the Dow Jones US Total Stock Market Index that excludes components of the S&P 500 Index. This change resulted from the discontinuation of the Dow Jones Wilshire Indexes, as Dow Jones Indexes elected to allow its business relationship with Wilshire Associates to expire on March 31, 2009. The Dow Jones Total Stock Market Index family is identical in all aspects to the former Dow Jones Wilshire index family, including methodology, composition and historical data back to 1987.

• The difference in returns between the Series and the benchmark is largely attributable to the Series’ expenses.

What factors influenced performance?

•

The first six months of 2009 were marked by a notable shift in investor sentiment. Early in the year, investors wondered if the United States was in the midst of a depression, if the financial system as a whole was about to collapse and if the entire US banking system would have to be nationalized. By June 30, most observers were wondering what the economic recovery will look like, how fast and widespread it might be and where attractive opportunities could lie.

•

To recap, the six months saw stocks sink deeply in January and February as economic data continued to worsen and investors grew uncertain as to policymakers’ next steps in combating the credit crisis. Sentiment improved noticeably in March on the back of new program announcements by the US Treasury Department and the Federal Reserve (the “Fed”), as well as better-than-expected economic data, particularly in retail sales, consumer confidence and select areas of the housing market. Coincident with signs of improving economic conditions, we also saw a significant rise in oil prices. Prices nearly doubled over the course of May and into early June, as oil approached the $70-per-barrel mark.

•

After a dismal first quarter, stocks came back strongly in the second three months, posting positive quarterly results for the first time in well over a year. From their low point on March 6, most markets around the world were up roughly 40% or more by the close of the period. In the United States, the Dow Jones Industrial Average (the “Dow”) ended the quarter at 8,447, representing a gain of 11.95%. On a year-to-date basis, however, the Dow was still down 2.01%. The S&P 500 Index managed to record a 15.93% gain for the second quarter, which pushed it into positive territory for the year, up 3.16%. The Nasdaq Composite performed even better, climbing 20.33% to end the quarter at 1,835, representing a 16.98% return year-to-date through June 30, 2009.

•

For its part, the Fed maintained the target range for the federal funds rate at 0% to 0.25% throughout the period, and reiterated its expectation that the key short-term rate will remain at exceptionally low levels for an extended period. The Fed’s statement following its most recent policy meeting in late June contained few changes, but did include a slightly more optimistic economic outlook, less angst about deflation risk and no change in current balance sheet policies. However, the central bank commented that it “is monitoring the size and composition of its balance sheet and will make adjustments to its credit and liquidity programs as warranted.”

Describe recent portfolio activity.

•

Throughout the six-month period, as changes were made to the composition of the Wilshire 4500 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

• In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Extended Market Index Series

Portfolio Information as of June 30, 2009 (Unaudited)

Sector Allocation	Percent of Long-Term Investments

Financials	24%
Industrials	17
Consumer Services	12
Technology	11
Health Care	10
Oil & Gas	9
Consumer Goods	7
Basic Materials	5
Utilities	4
Telecommunications	1

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, including financial futures contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 1.1%	AAR Corp. (a)	4,300	$69,015
	AeroVironment, Inc. (a)	1,700	52,462
	Aerosonic Corp. (a)	200	1,010
	Alliant Techsystems, Inc. (a)(b)	3,462	285,130
	The Allied Defense Group, Inc. (a)	1,000	4,400
	American Defense Systems, Inc. (a)	13,400	6,834
	Applied Energetics, Inc. (a)(c)	3,765	1,807
	Applied Signal Technology, Inc.	2,100	53,571
	Argon ST, Inc. (a)	1,800	37,026
	Arotech Corp. (a)	14	24
	Astronics Corp. (a)	1,000	10,390
	Astrotech Corp. (a)	50	60
	Aviation General, Inc. (a)	1,200	—
	Axsys Technologies, Inc. (a)	1,300	69,732
	BE Aerospace, Inc. (a)	10,500	150,780
	Ceradyne, Inc. (a)	2,875	50,773
	Cubic Corp.	1,800	64,422
	Curtiss-Wright Corp.	4,900	145,677
	Ducommun, Inc.	1,600	30,064
	DynCorp. International, Inc. (a)	2,600	43,654
	Esterline Technologies Corp. (a)	3,200	86,624
	Force Protection, Inc. (a)	8,800	77,792
	GenCorp, Inc. (a)	6,000	11,460
	HI Shear Technology Corp.	700	5,740
	Hawk Corp. Class A (a)	800	11,080
	Heico Corp. Class A	1,792	52,434
	Herley Industries, Inc. (a)	975	10,696
	Hexcel Corp. (a)	9,500	90,535
	ICx Technologies, Inc. (a)	200	1,200
	Innovative Solutions & Support, Inc.	1,593	7,121
	Kratos Defense & Security Solutions, Inc. (a)	4,400	3,916
	LMI Aerospace, Inc. (a)	1,500	15,180
	Ladish Co., Inc. (a)	2,500	32,425
	Mantech International Corp. Class A (a)	2,195	94,473
	Moog, Inc. Class A (a)	3,625	93,561
	Orbital Sciences Corp. (a)	6,400	97,088
	RBC Bearings, Inc. (a)	2,400	49,080
	Smith & Wesson Holding Corp. (a)	5,800	32,944
	Spirit Aerosystems Holdings, Inc. Class A (a)	10,900	149,766
	Sturm Ruger & Co., Inc.	3,200	39,808
	Taser International, Inc. (a)	6,930	31,601
	Teledyne Technologies, Inc. (a)	3,700	121,175
	TransDigm Group, Inc. (a)	4,100	148,420
	Triumph Group, Inc.	1,800	72,000
	VSE Corp.	700	18,312

			2,431,262

See Notes to Financial Statements.	3

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Alternative Energy - 0.6%	Akeena Solar, Inc. (a)(c)	2,600	$3,328
	Allegro Biodiesel Corp. (a)	2	—
	Ascent Solar Technologies, Inc. (a)	1,500	11,730
	BioFuel Energy Corp. (a)	4,600	3,036
	Daystar Technologies, Inc. (a)	3,700	2,960
	Ener1, Inc. (a)(c)	4,000	21,840
	Energy Conversion Devices, Inc. (a)(c)	5,800	82,070
	Evergreen Solar, Inc. (a)(c)	16,600	36,022
	First Solar, Inc. (a)(c)	5,200	843,024
	FuelCell Energy, Inc. (a)(c)	7,200	30,096
	GT Solar International, Inc. (a)	3,300	17,556
	GreenHunter Energy, Inc. (a)	300	612
	Hoku Scientific, Inc. (a)(c)	2,900	7,366
	Pacific Ethanol, Inc. (a)	2,900	1,131
	Plug Power, Inc. (a)	12,107	11,017
	Raser Technologies, Inc. (a)(c)	4,700	13,160
	SunPower Corp. Class A (a)(c)	7,150	190,476
	Verenium Corp. (a)	5,300	4,028

			1,279,452

Automobiles & Parts - 0.7%	American Axle & Manufacturing Holdings, Inc.	8,600	29,584
	Amerigon, Inc. (a)	4,300	26,230
	ArvinMeritor, Inc.	8,100	35,559
	BorgWarner, Inc.	11,700	399,555
	Cooper Tire & Rubber Co.	6,500	64,480
	Dana Holding Corp. (a)	5,100	6,528
	Dorman Products, Inc. (a)	1,300	17,979
	Exide Technologies (a)	6,887	25,689
	Federal-Mogul Corp. Class A (a)	2,600	24,570
	Fuel Systems Solutions, Inc. (a)	1,850	37,352
	Gentex Corp.	14,890	172,724
	LKQ Corp. (a)	14,300	235,235
	Lear Corp. (a)	17,245	8,623
	LoJack Corp. (a)	3,000	12,570
	Modine Manufacturing Co.	1,900	9,120
	Proliance International, Inc. (a)	447	67
	Quantum Fuel Systems Technologies Worldwide, Inc. (a)	10,712	8,260
	Shiloh Industries, Inc. (a)	400	1,476
	Standard Motor Products, Inc.	1,300	10,751
	Stoneridge, Inc. (a)	1,700	8,160
	Strattec Security Corp.	900	12,420
	Superior Industries International, Inc.	3,110	43,851
	TRW Automotive Holdings Corp. (a)	5,300	59,890
	Tenneco, Inc. (a)	5,200	55,120
	Titan International, Inc.	3,775	28,199

See Notes to Financial Statements.	4

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	U.S. Auto Parts Network, Inc. (a)	4,600	$17,342
	United Capital Corp. (a)	600	10,992
	WABCO Holdings, Inc.	7,400	130,980
	Williams Controls, Inc. (a)	500	3,130

			1,496,436

Banks - 4.4%	1st Source Corp.	1,510	26,078
	Abington Bancorp, Inc.	2,400	19,104
	Alliance Financial Corp.	500	14,180
	Amcore Financial, Inc.	3,170	2,599
	Ameriana Bancorp	200	730
	American National Bankshares, Inc.	600	11,568
	AmericanWest Bancorp (a)	2,200	1,232
	Ameris Bancorp	1,520	9,606
	Ames National Corp.	700	17,087
	Anchor Bancorp Wisconsin, Inc.	2,600	3,380
	Arrow Financial Corp.	1,170	31,590
	Associated Banc-Corp	12,659	158,237
	Astoria Financial Corp.	11,050	94,809
	Atlantic Coast Federal Corp.	74	140
	BCSB Bancorp, Inc. (a)	631	5,079
	BOK Financial Corp.	2,501	94,212
	BancTrust Financial Group, Inc.	1,988	5,964
	Bancfirst Corp.	1,000	34,580
	The Bancorp, Inc. (a)	3,400	20,400
	Bancorp of New Jersey, Inc. (a)	1,300	13,065
	Bancorp Rhode Island, Inc.	900	17,739
	BancorpSouth, Inc.	8,200	168,346
	Bank Mutual Corp.	5,900	51,448
	Bank of Granite Corp.	781	2,351
	Bank of Hawaii Corp. (b)	5,600	200,648
	Bank of Marin Bancorp	500	13,475
	Bank of the Ozarks, Inc. (b)	1,700	36,771
	BankAtlantic Bancorp, Inc.	2,420	9,341
	BankFinancial Corp.	2,200	19,492
	Banner Corp.	2,500	9,550
	Bar Harbor Bankshares	500	15,425
	Beneficial Mutual Bancorp, Inc. (a)	4,000	38,400
	Berkshire Bancorp, Inc.	300	1,755
	Berkshire Hills Bancorp, Inc.	1,700	35,326
	Boston Private Financial Holdings, Inc.	6,300	28,224
	Bridge Bancorp, Inc.	1,100	29,942
	Brookline Bancorp, Inc.	6,399	59,639
	Bryn Mawr Bank Corp.	700	13,209
	CFS Bancorp, Inc.	2,100	8,883
	CVB Financial Corp.	7,375	44,029
	California First National Bancorp	600	6,840
	Camco Financial Corp.	500	1,185

See Notes to Financial Statements.	5

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Camden National Corp.	800	$27,224
	Cape Bancorp, Inc. (a)	200	1,726
	Capital Bank Corp.	1,800	8,550
	Capital City Bank Group, Inc.	1,325	22,326
	CapitalSource, Inc.	25,541	124,640
	Capitol Bancorp Ltd.	1,820	4,823
	Capitol Federal Financial	2,340	89,692
	Cardinal Financial Corp.	4,200	32,886
	Carrollton Bancorp	210	1,061
	Cascade Bancorp	2,975	4,195
	Cascade Financial Corp.	515	1,112
	Cathay General Bancorp (c)	5,222	49,661
	Center Bancorp, Inc.	2,688	21,907
	Center Financial Corp.	1,800	4,536
	Centerstate Banks, Inc.	1,300	9,646
	Central Pacific Financial Corp.	3,476	13,035
	Century Bancorp, Inc. Class A	900	16,596
	Charter Financial Corp.	500	5,875
	Chemical Financial Corp.	2,713	54,016
	Chicopee Bancorp, Inc. (a)	600	7,782
	Citizens & Northern Corp.	1,012	20,817
	Citizens Banking Corp. (a)	13,785	9,787
	Citizens First Bancorp, Inc. (a)	1,600	1,312
	Citizens South Banking Corp.	2,328	11,989
	City Holding Co.	1,800	54,648
	City National Corp.	4,800	176,784
	CityBank (c)	2,050	4,838
	Clifton Savings Bancorp, Inc.	980	10,545
	CoBiz Financial, Inc. (c)	2,250	14,423
	The Colonial BancGroup, Inc. (c)	21,446	13,297
	Colony Bankcorp, Inc.	500	3,555
	Columbia Banking System, Inc.	2,030	20,767
	Comm Bancorp, Inc.	100	3,800
	Commerce Bancshares, Inc.	6,479	206,227
	Community Bancorp (a)	2,100	1,953
	Community Bank System, Inc.	3,600	52,416
	Community Trust Bancorp, Inc.	1,580	42,265
	Corus Bankshares, Inc. (a)(c)	4,800	1,320
	Cullen/Frost Bankers, Inc.	6,340	292,401
	Danvers Bancorp, Inc.	2,000	26,900
	Dime Community Bancshares, Inc.	3,700	33,707
	Doral Financial Corp. (a)	677	1,693
	ESB Financial Corp.	629	8,252
	ESSA Bancorp, Inc.	2,400	32,808
	East-West Bancorp, Inc.	7,090	46,014

See Notes to Financial Statements.	6

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Eastern Virginia Bankshares, Inc.	300	$2,592
	Encore Bancshares, Inc. (a)	1,700	12,325
	Enterprise Financial Services Corp.	2,700	24,543
	EuroBancshares, Inc. (a)	1,400	2,870
	F.N.B. Corp.	12,236	75,741
	FNB United Corp.	300	744
	Farmers Capital Bank Corp.	300	7,551
	Financial Institutions, Inc.	1,900	25,954
	First Bancorp, Inc.	400	7,788
	First Bancorp, North Carolina	1,800	28,224
	First BanCorp, Puerto Rico	8,600	33,970
	First Busey Corp. (c)	3,050	22,418
	First Citizens Banc Corp	1,000	5,010
	First Citizens BancShares, Inc. Class A	651	87,006
	First Commonwealth Financial Corp.	9,100	57,694
	First Community Bancshares, Inc.	1,200	15,408
	First Defiance Financial Corp.	800	10,400
	First Federal Bancshares of Arkansas, Inc.	1,200	4,716
	First Financial Bancorp	4,710	35,419
	First Financial Bankshares, Inc.	1,966	99,008
	First Financial Corp.	1,100	34,738
	First Financial Holdings, Inc.	1,400	13,160
	First Financial Northwest, Inc.	3,100	24,242
	First Financial Service Corp.	358	6,233
	First M&F Corp.	600	2,442
	First Merchants Corp.	2,533	20,340
	First Midwest Bancorp, Inc.	5,675	41,484
	First Niagara Financial Group, Inc.	16,789	191,730
	The First of Long Island Corp.	400	9,256
	First Place Financial Corp.	1,915	5,956
	First Regional Bancorp (a)	600	756
	First Security Group, Inc.	200	760
	First South Bancorp, Inc.	1,000	11,600
	First State Bancorp (a)	3,300	6,369
	First United Corp.	700	7,875
	FirstMerit Corp.	8,965	152,226
	Flagstar Bancorp, Inc. (a)	7,800	5,304
	Flushing Financial Corp.	2,950	27,583
	Fox Chase Bancorp, Inc. (a)	1,600	15,344
	Frontier Financial Corp. (c)	5,400	6,534
	Fulton Financial Corp.	18,411	95,921
	German American Bancorp, Inc.	661	9,525
	Glacier Bancorp, Inc.	6,556	96,832
	Great Southern Bancorp, Inc.	1,100	22,605
	Greene County Bancshares, Inc.	1,816	8,136

See Notes to Financial Statements.	7

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Guaranty Bancorp (a)	5,400	$10,314
	Guaranty Financial Group, Inc. (a)	7,233	1,374
	HMN Financial, Inc.	900	3,159
	Hampton Roads Bankshares, Inc.	4,404	36,333
	Hancock Holding Co.	3,000	97,470
	Hanmi Financial Corp.	7,356	12,873
	Harleysville National Corp.	4,668	21,940
	Hawthorn Bancshares, Inc.	260	2,574
	Heartland Financial USA, Inc.	1,700	24,276
	Heritage Commerce Corp.	1,900	7,068
	Heritage Financial Corp.	420	4,855
	Home Bancorp, Inc. (a)	1,000	11,940
	Home Bancshares, Inc.	1,716	32,673
	Home Federal Bancorp, Inc.	1,800	18,342
	Horizon Financial Corp.	625	694
	IBERIABANK Corp.	1,700	66,997
	Independent Bank Corp./MA	2,313	45,566
	Independent Bank Corp./MI	2,524	3,332
	Indiana Community Bancorp	1,100	14,256
	Integra Bank Corp.	2,200	2,530
	International Bancshares Corp.	6,141	63,314
	Intervest Bancshares Corp. (a)	2,100	7,140
	Investors Bancorp, Inc. (a)	5,679	52,016
	Irwin Financial Corp. (a)	5,500	3,960
	Jefferson Bancshares, Inc.	1,900	10,355
	Kearny Financial Corp.	2,300	26,312
	Lakeland Bancorp, Inc.	2,600	23,374
	Lakeland Financial Corp.	1,700	32,300
	Legacy Bancorp, Inc./MA	1,700	18,870
	Louisiana Bancorp, Inc. (a)	600	8,010
	MB Financial, Inc.	3,850	39,232
	Macatawa Bank Corp. (a)	787	2,219
	MainSource Financial Group, Inc.	2,301	17,073
	Malvern Federal Bancorp, Inc.	1,200	10,596
	Mercantile Bank Corp.	2,070	6,831
	Merchants Bancshares, Inc.	550	12,205
	Metro Bancorp, Inc. (a)	700	13,482
	Mid Penn Bancorp, Inc.	115	1,909
	Midwest Banc Holdings, Inc. (a)	1,000	740
	MidwestOne Financial Group, Inc.	900	7,029
	MutualFirst Financial, Inc.	300	2,688
	NASB Financial, Inc.	400	11,440
	NBT Bancorp, Inc.	3,560	77,288
	Nara Bancorp, Inc.	3,100	16,058
	National Bankshares, Inc.	100	2,400

See Notes to Financial Statements.	8

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	National Penn Bancshares, Inc.	8,727	$40,231
	New York Community Bancorp, Inc. (c)	38,241	408,796
	NewAlliance Bancshares, Inc.	11,900	136,850
	Newbridge Bancorp	2,004	4,148
	North Valley Bancorp	2,200	10,934
	Northern States Financial Corp.	300	1,599
	Northfield Bancorp, Inc.	2,200	25,564
	Northwest Bancorp, Inc.	2,000	37,720
	Norwood Financial Corp.	157	4,924
	OceanFirst Financial Corp.	1,700	20,349
	Ohio Valley Banc Corp.	875	25,673
	Old National Bancorp	7,332	72,000
	Old Second Bancorp, Inc. (c)	1,886	11,127
	Oriental Financial Group	3,694	35,832
	Oritani Financial Corp.	1,400	19,194
	Orrstown Financial Service, Inc.	200	7,448
	PAB Bankshares, Inc. (a)	612	1,567
	PVF Capital Corp.	321	661
	PacWest Bancorp	2,861	37,651
	Pacific Capital Bancorp	5,110	10,935
	Pacific Continental Corp.	1,300	15,769
	Pamrapo Bancorp, Inc.	1,000	9,240
	Park National Corp. (c)	1,230	69,470
	Parkvale Financial Corp.	500	4,495
	Peapack-Gladstone Financial Corp.	863	16,647
	Penns Woods Bancorp, Inc.	800	23,312
	Peoples Bancorp, Inc.	1,095	18,670
	Peoples Bancorp of North Carolina, Inc.	363	2,232
	Peoples Financial Corp.	1,000	19,000
	Pinnacle Financial Partners, Inc. (a)	3,442	45,847
	Popular, Inc. (c)	28,439	62,566
	Porter Bancorp, Inc.	985	14,923
	Preferred Bank	1,850	7,030
	Premierwest Bancorp	840	2,848
	PrivateBancorp, Inc.	5,100	113,424
	Prosperity Bancshares, Inc.	5,800	173,014
	Provident Financial Holdings, Inc.	500	2,770
	Provident Financial Services, Inc.	6,689	60,870
	Provident New York Bancorp	4,803	39,000
	Prudential Bancorp, Inc. of Pennsylvania	1,400	16,534
	Pulaski Financial Corp.	1,000	6,600
	Renasant Corp.	2,475	37,175
	Republic Bancorp, Inc. Class A	1,448	32,710
	Republic First Bancorp, Inc. (a)	1,946	15,179
	Riverview Bancorp, Inc.	200	604

See Notes to Financial Statements.	9

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Rockville Financial, Inc.	1,300	$14,235
	Roma Financial Corp.	900	11,466
	Rome Bancorp, Inc.	2,000	16,800
	Royal Bancshares of Pennsylvania Class A (a)	785	1,468
	S&T Bancorp, Inc.	3,000	36,480
	SCBT Financial Corp.	1,200	28,428
	SVB Financial Group (a)	3,875	105,478
	SY Bancorp, Inc.	1,310	31,663
	Sandy Spring Bancorp, Inc.	2,050	30,135
	Santander BanCorp (a)	703	4,893
	Savannah Bancorp, Inc.	188	1,250
	Seacoast Banking Corp. of Florida	2,970	7,217
	Security Bank Corp. (a)	384	165
	Shore Bancshares, Inc.	850	15,249
	Sierra Bancorp	800	10,104
	Signature Bank (a)	3,900	105,768
	Simmons First National Corp. Class A	1,500	40,080
	Smithtown Bancorp, Inc.	1,100	14,069
	The South Financial Group, Inc.	8,655	10,299
	Southside Bancshares, Inc.	1,735	39,679
	Southwest Bancorp, Inc.	2,200	21,472
	Southwest Georgia Financial Corp.	132	1,044
	State Bancorp, Inc.	1,425	10,773
	StellarOne Corp.	2,425	31,404
	Sterling Bancorp	2,605	21,752
	Sterling Bancshares, Inc.	10,325	65,357
	Sterling Financial Corp.	8,143	23,696
	Suffolk Bancorp	1,200	30,768
	Summit Financial Group, Inc.	500	2,790
	Sun Bancorp, Inc. (a)	2,109	10,925
	Superior Bancorp (a)	250	653
	Susquehanna Bancshares, Inc.	9,700	47,433
	Synovus Financial Corp.	29,100	87,009
	TCF Financial Corp.	13,990	187,046
	TF Financial Corp.	100	1,763
	TFS Financial Corp.	10,500	111,510
	Teche Holding Co.	200	6,620
	Temecual Valley Bancorp, Inc.	400	137
	Texas Capital Bancshares, Inc. (a)	3,400	52,598
	TierOne Corp. (a)	1,100	2,266
	Tompkins Trustco, Inc.	832	39,894
	Towne Bank	2,600	36,400
	Trico Bancshares	1,600	24,800
	TrustCo Bank Corp. NY	8,360	49,408
	Trustmark Corp.	5,300	102,396

See Notes to Financial Statements.	10

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	UCBH Holdings, Inc. (c)	18,950	$23,877
	UMB Financial Corp.	3,420	129,994
	Umpqua Holdings Corp.	6,636	51,495
	Union Bankshares Corp.	1,450	21,707
	United Bancorp, Inc.	336	2,654
	United Bankshares, Inc. (c)	4,800	93,792
	United Community Banks, Inc. (c)	5,461	32,709
	United Community Financial Corp.	1,678	1,829
	United Financial Bancorp, Inc.	1,100	15,202
	United Security Bancshares	204	1,028
	United Western Bancorp, Inc.	1,600	15,120
	Univest Corp. of Pennsylvania	1,400	28,364
	Valley National Bancorp (c)	15,022	175,757
	ViewPoint Financial Group	2,100	31,983
	Virginia Commerce Bancorp (a)	3,080	7,084
	W Holding Co., Inc. (c)	205	2,911
	WSFS Financial Corp.	900	24,579
	WVS Financial Corp.	200	3,180
	Washington Federal, Inc.	10,861	141,193
	Washington Trust Bancorp, Inc.	1,300	23,179
	Waterstone Financial, Inc. (a)	600	1,782
	Wayne Savings Bancshares, Inc.	151	889
	Webster Financial Corp.	6,973	56,133
	WesBanco, Inc.	2,789	40,552
	West Bancorp, Inc.	840	4,200
	West Coast Bancorp	2,200	4,488
	Westamerica Bancorp	3,400	168,674
	Western Alliance Bancorp (a)	6,400	43,776
	Westfield Financial, Inc.	4,000	36,240
	Whitney Holding Corp.	7,625	69,845
	Wilmington Trust Corp.	7,200	98,352
	Wilshire Bancorp, Inc.	4,000	23,000
	Wintrust Financial Corp.	2,950	47,436
	Yardkin Valley Financial Corp.	1,200	8,292

			9,880,472

Beverages - 0.3%	Boston Beer Co., Inc. Class A (a)	1,300	38,467
	Central European Distribution Corp. (a)	4,312	114,570
	Coca-Cola Bottling Co. Consolidated	400	22,052
	Hansen Natural Corp. (a)	7,800	240,396
	Jamba, Inc. (a)	3,800	4,560
	Jones Soda Co. (a)	4,200	4,662
	National Beverage Corp. (a)	2,160	23,004
	PepsiAmericas, Inc.	6,227	166,946
	Reddy Ice Holdings, Inc. (a)	1,000	1,650
	Willamette Valley Vineyards, Inc. (a)	800	2,400

			618,707

See Notes to Financial Statements.	11

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Chemicals - 2.3%	Aceto Corp.	2,725	$18,175
	Airgas, Inc. (b)	7,400	299,922
	Albemarle Corp.	9,700	248,029
	American Vanguard Corp.	1,300	14,690
	Arch Chemicals, Inc.	2,700	66,393
	Ashland, Inc.	6,600	185,130
	Balchem Corp.	2,000	49,040
	Cabot Corp.	5,300	66,674
	Calgon Carbon Corp. (a)	5,900	81,951
	Calumet Specialty Products Partners LP	2,300	35,650
	Cambrex Corp. (a)	3,100	12,772
	Celanese Corp. Series A	16,000	380,000
	Cytec Industries, Inc.	5,100	94,962
	Eden Bioscience Corp.	299	380
	FMC Corp.	8,100	383,130
	Ferro Corp.	7,300	20,075
	Georgia Gulf Corp. (a)	6,400	4,096
	H.B. Fuller Co.	5,300	99,481
	Hammond Industries, Inc. (a)	6,800	7
	Hawkins, Inc.	300	6,774
	Huntsman Corp.	18,300	92,049
	ICO, Inc. (a)	3,300	8,976
	Innophos Holdings, Inc.	1,200	20,268
	KMG Chemicals, Inc.	1,750	12,758
	Koppers Holdings, Inc.	2,200	58,014
	Kronos Worldwide, Inc.	482	3,205
	LSB Industries, Inc. (a)	2,400	38,808
	Lubrizol Corp.	7,115	336,611
	Material Sciences Corp. (a)	900	855
	Metabolix, Inc. (a)	2,500	20,550
	Minerals Technologies, Inc.	2,100	75,642
	The Mosaic Co.	16,600	735,380
	NL Industries, Inc.	900	6,642
	Nanophase Technologies Corp. (a)	3,000	3,300
	NewMarket Corp.	1,220	82,143
	OM Group, Inc. (a)	3,600	104,472
	Olin Corp.	7,192	85,513
	Omnova Solutions, Inc. (a)	2,400	7,824
	Penford Corp.	2,100	12,159
	PolyOne Corp. (a)	9,500	25,745
	Polypore International, Inc. (a)	2,100	23,352
	Quaker Chemical Corp.	2,000	26,580
	RPM International, Inc.	13,700	192,348
	Rentech, Inc. (a)(c)	38,500	21,945
	Rockwood Holdings, Inc. (a)	5,000	73,200

See Notes to Financial Statements.	12

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Schulman A, Inc.	3,100	$46,841
	Senomyx, Inc. (a)	3,400	7,174
	Sensient Technologies Corp.	5,000	112,850
	Solutia, Inc. (a)	11,197	64,495
	Spartech Corp.	3,400	31,246
	Stepan Co.	900	39,744
	TOR Minerals International, Inc. (a)	1,300	481
	Terra Industries, Inc.	10,600	256,732
	Terra Nitrogen Co. LP	800	80,624
	Tredegar Corp.	2,500	33,300
	Valhi, Inc.	1,240	9,213
	Valspar Corp.	9,800	220,794
	W.R. Grace & Co. (a)	5,700	70,509
	Westlake Chemical Corp. (c)	2,100	42,819
	Zep, Inc.	1,500	18,075
	Zoltek Cos., Inc. (a)(c)	3,100	30,132

			5,200,699

Construction & Materials - 1.8%	A.O. Smith Corp.	2,700	87,939
	Aaon, Inc.	1,550	30,876
	Acuity Brands, Inc.	4,500	126,225
	Advanced Environmental Recycling Technologies, Inc. Class A (a)	7,600	2,204
	American Biltrite, Inc. (a)	200	280
	American Woodmark Corp.	1,000	23,950
	Ameron International Corp.	1,000	67,040
	Apogee Enterprises, Inc.	3,100	38,130
	Argan, Inc. (a)	900	12,717
	Armstrong World Industries, Inc. (a)	1,800	29,682
	Baran Group Ltd. (a)	102	816
	BlueLinx Holdings, Inc. (a)	2,000	6,000
	Builders FirstSource, Inc. (a)(c)	1,900	7,904
	Building Material Holding Corp. (a)	2,180	102
	EMCOR Group, Inc. (a)	7,200	144,864
	Eagle Materials, Inc.	5,020	126,705
	Gibraltar Industries, Inc.	3,400	23,358
	Granite Construction, Inc.	3,450	114,816
	Griffon Corp. (a)	5,628	46,825
	Headwaters, Inc. (a)	7,500	25,200
	Hill International, Inc. (a)	3,400	14,620
	Insituform Technologies, Inc. Class A (a)	3,900	66,183
	Insteel Industries, Inc.	1,900	15,656
	Integrated Electrical Services, Inc. (a)	1,500	11,715
	KBR, Inc.	16,600	306,104
	Layne Christensen Co. (a)	2,100	42,945
	Lennox International, Inc.	5,600	179,816
	Louisiana-Pacific Corp. (a)	11,000	37,620

See Notes to Financial Statements.	13

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	MDU Resources Group, Inc.	16,925	$321,067
	MYR Group, Inc. (a)	2,600	52,572
	Martin Marietta Materials, Inc. (c)	4,400	347,072
	McDermott International, Inc. (a)	25,300	513,843
	Mueller Water Products, Inc. Series A	12,100	45,254
	NCI Building Systems, Inc. (a)	4,400	11,616
	Northwest Pipe Co. (a)	1,200	41,712
	Omega Flex, Inc.	500	7,580
	Orion Marine Group, Inc. (a)	1,800	34,200
	Owens Corning, Inc. (a)	9,000	115,020
	PGT, Inc. (a)	625	944
	Pike Electric Corp. (a)	2,700	32,535
	Quanex Building Products Corp.	3,050	34,221
	Quanta Services, Inc. (a)	1	23
	Quixote Corp. (a)	1,000	2,830
	The Shaw Group, Inc. (a)	9,200	252,172
	Simpson Manufacturing Co., Inc.	4,100	88,642
	Sterling Construction Co., Inc. (a)	1,400	21,364
	TRC Cos., Inc. (a)	800	3,200
	Texas Industries, Inc. (c)	2,800	87,808
	Trex Co., Inc. (a)(c)	1,800	24,066
	Tutor Perini Corp. (a)	3,200	55,552
	U.S. Concrete, Inc. (a)	5,600	11,088
	USG Corp. (a)	7,400	74,518
	Universal Forest Products, Inc.	2,000	66,180
	Valmont Industries, Inc.	2,100	151,368
	Watsco, Inc.	2,700	132,111
	Watts Water Technologies, Inc. Class A	3,200	68,928

			4,187,778

Electricity - 2.4%	Allete, Inc.	3,100	89,125
	Alliant Energy Corp.	12,400	324,012
	Black Hills Corp.	4,000	91,960
	CH Energy Group, Inc.	1,700	79,390
	Calpine Corp. (a)	39,200	437,080
	Central Vermont Public Service Corp.	1,600	28,960
	Cleco Corp.	6,300	141,246
	Covanta Holding Corp. (a)	13,680	232,013
	DPL, Inc.	13,135	304,338
	El Paso Electric Co. (a)	5,000	69,800
	The Empire District Electric Co.	3,700	61,124
	Great Plains Energy, Inc.	14,012	217,887
	Hawaiian Electric Industries, Inc.	10,720	204,323
	IDACORP, Inc.	4,800	125,472
	ITC Holdings Corp.	5,400	244,944
	MGE Energy, Inc.	2,400	80,520

See Notes to Financial Statements.	14

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Mirant Corp. (a)	17,500	$275,450
	NRG Energy, Inc. (a)	28,960	751,802
	NSTAR	11,300	362,843
	NV Energy, Inc.	24,800	267,592
	NorthWestern Corp.	4,200	95,592
	Ormat Technologies, Inc.	2,000	80,620
	Otter Tail Corp.	3,500	76,440
	Portland General Electric Co.	8,100	157,788
	RRI Energy, Inc. (a)	39,000	195,390
	Renegy Holdings, Inc. (a)	396	792
	US Geothermal, Inc. (a)	13,700	19,454
	UIL Holdings Corp.	2,733	61,356
	Unisource Energy Corp.	4,100	108,814
	Unitil Corp.	900	18,558
	Westar Energy, Inc.	11,325	212,570

			5,417,255

Electronic & Electrical Equipment - 3.2%	ATMI, Inc. (a)	3,500	54,355
	AVX Corp.	5,300	52,629
	AZZ, Inc. (a)	1,400	48,174
	ActivIdentity Corp. (a)	3,700	9,361
	Active Power, Inc. (a)	3,500	3,045
	Adept Technology, Inc. (a)	40	100
	Advanced Battery Technologies, Inc. (a)	5,100	20,502
	Allied Motion Technologies, Inc. (a)	115	228
	Altair Nanotechnologies, Inc. (a)(c)	8,900	8,428
	American Science & Engineering, Inc.	1,000	69,120
	American Superconductor Corp. (a)(c)	4,400	115,500
	Ametek, Inc.	11,300	390,754
	Anaren, Inc. (a)	1,700	30,056
	Anixter International, Inc. (a)	3,400	127,806
	Arrow Electronics, Inc. (a)	11,800	250,632
	Avnet, Inc. (a)	15,864	333,620
	Badger Meter, Inc.	1,800	73,800
	Baldor Electric Co.	4,600	109,434
	Beacon Power Corp. (a)	7,730	5,952
	Bel Fuse, Inc.	600	9,624
	Belden, Inc.	5,100	85,170
	Benchmark Electronics, Inc. (a)	7,184	103,450
	Brady Corp.	5,200	130,624
	C&D Technologies, Inc. (a)(c)	2,800	5,600
	CTS Corp.	4,000	26,200
	Capstone Turbine Corp. (a)(c)	19,200	15,936
	Checkpoint Systems, Inc. (a)	4,300	67,467
	Cogent, Inc. (a)	4,200	45,066
	Cognex Corp.	4,085	57,721
	Coherent, Inc. (a)	2,500	51,700

See Notes to Financial Statements.	15

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Coleman Cable, Inc. (a)	2,300	$6,463
	CommScope, Inc. (a)	8,416	221,004
	Comverge, Inc. (a)	3,200	38,720
	Cyberoptics Corp. (a)	1,100	6,270
	DDi Corp. (a)	3,627	16,430
	Daktronics, Inc.	4,200	32,340
	Digital Angel Corp. (a)	588	847
	Dionex Corp. (a)	2,000	122,060
	ESCO Technologies, Inc. (a)	2,800	125,440
	Echelon Corp. (a)	3,800	32,224
	Electro Scientific Industries, Inc. (a)	3,400	38,012
	Encore Wire Corp.	2,527	53,951
	EnerNOC, Inc. (a)	1,800	39,006
	EnerSys (a)	4,600	83,674
	FEI Co. (a)	4,100	93,890
	Faro Technologies, Inc. (a)	2,200	34,166
	Franklin Electric Co., Inc.	2,200	57,024
	General Cable Corp. (a)	5,900	221,722
	GrafTech International Ltd. (a)	13,100	148,161
	Greatbatch, Inc. (a)	2,800	63,308
	Houston Wire & Cable Co.	2,400	28,584
	Hubbell, Inc. Class B	5,000	160,300
	II-VI, Inc. (a)	2,800	62,076
	IPG Photonics Corp. (a)	3,000	32,910
	Intevac, Inc. (a)	2,400	20,904
	IntriCon Corp. (a)	500	1,350
	Itron, Inc. (a)	3,600	198,252
	Keithley Instruments, Inc.	1,200	4,800
	L-1 Identity Solutions, Inc. (a)	8,851	68,507
	LSI Industries, Inc.	2,950	16,078
	LaBarge, Inc. (a)	1,100	10,197
	Landauer, Inc.	1,000	61,340
	LeCroy Corp. (a)	900	3,375
	Lightpath Technologies, Inc. Class A (a)	100	130
	Lime Energy Co. (a)	700	3,360
	Littelfuse, Inc. (a)	2,370	47,305
	MTS Systems Corp.	1,900	39,235
	Mace Security International, Inc. (a)	450	518
	Magnetek, Inc. (a)	1,700	2,363
	Maxwell Technologies, Inc. (a)	2,900	40,107
	Measurement Specialties, Inc. (a)	1,500	10,575
	Medis Technologies Ltd. (a)(c)	2,830	1,415
	Merix Corp. (a)	2,700	2,025
	Methode Electronics, Inc.	4,300	30,186
	Mettler Toledo International, Inc. (a)	3,800	293,170
	Microvision, Inc. (a)	7,600	23,332
	Multi-Fineline Electronix, Inc. (a)	1,100	23,540

See Notes to Financial Statements.	16

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	NU Horizons Electronics Corp. (a)	2,900	$9,686
	NVE Corp. (a)	800	38,880
	Napco Security Technologies, Inc. (a)	3,700	4,366
	National Instruments Corp.	5,800	130,848
	Newport Corp. (a)	4,700	27,213
	OSI Systems, Inc. (a)	2,200	45,870
	Orion Energy Systems, Inc. (a)	2,600	9,750
	Park Electrochemical Corp.	2,050	44,137
	Planar Systems, Inc. (a)	900	1,089
	Plexus Corp. (a)	4,300	87,978
	Powell Industries, Inc. (a)	1,100	40,777
	Power-One, Inc. (a)	8,800	13,112
	Powerwave Technologies, Inc. (a)	14,400	23,184
	Regal-Beloit Corp.	3,505	139,219
	Research Frontiers, Inc. (a)(c)	2,900	10,382
	Richardson Electronics Ltd.	800	2,616
	Rofin-Sinar Technologies, Inc. (a)	3,200	64,032
	Rogers Corp. (a)	2,000	40,460
	Roper Industries, Inc.	9,500	430,445
	Rubicon Technology, Inc. (a)	1,600	22,848
	Sanmina-SCI Corp. (a)	56,600	24,904
	SatCon Technology Corp. (a)	5,900	10,620
	Servotronics, Inc.	400	2,380
	Sielox, Inc. (a)	154	9
	Sigmatron International, Inc. (a)	1,200	2,244
	Spectrum Control, Inc. (a)	1,000	8,800
	StockerYale, Inc. (a)	100	10
	SunPower Corp. Class B (a)	3,949	94,579
	Synthesis Energy Systems, Inc. (a)	700	805
	TTM Technologies, Inc. (a)	4,700	37,412
	Technitrol, Inc.	4,500	29,115
	Technology Research Corp.	1,500	3,150
	Thomas & Betts Corp. (a)	5,665	163,492
	Tollgrade Communications, Inc. (a)	800	4,192
	Trimble Navigation Ltd. (a)	12,734	249,968
	Ultralife Batteries, Inc. (a)	2,200	15,774
	Universal Display Corp. (a)	3,500	34,230
	Valence Technology, Inc. (a)	10,100	18,079
	Veeco Instruments, Inc. (a)	3,800	44,042
	Vicor Corp.	3,800	27,436
	Vishay Intertechnology, Inc. (a)	18,061	122,634
	WESCO International, Inc. (a)	4,700	117,688
	X-Rite, Inc. (a)	1,100	1,650
	Zebra Technologies Corp. Class A (a)	6,717	158,924
	Zygo Corp. (a)	1,700	7,922

			7,289,651

See Notes to Financial Statements.	17

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Financial Services - 4.2%	Advance America, Cash Advance Centers, Inc.	5,500	$24,365
	Advanta Corp. Class B	4,950	2,079
	Affiliated Managers Group, Inc. (a)(b)	4,400	256,036
	AllianceBernstein Holding LP	3,700	74,333
	AmeriCredit Corp. (a)	6,750	91,463
	American Physicians Service Group, Inc.	800	18,152
	Ampal-American Israel Corp. Class A (a)	1,200	2,928
	Arbinet-Thexchange, Inc. (a)	4,700	8,178
	Asset Acceptance Capital Corp. (a)	2,100	16,149
	Asta Funding, Inc.	1,600	8,704
	BGC Partners, Inc.	4,100	15,539
	BlackRock, Inc. (d)	2,500	438,550
	Blackstone Group LP	17,100	180,234
	Broadpoint Gleacher Securities, Inc. (a)	2,400	13,392
	Calamos Asset Management, Inc. Class A	2,200	31,042
	Cash America International, Inc.	3,200	74,848
	Cohen & Steers, Inc.	1,900	28,405
	CompuCredit Corp. (a)(c)	5,400	12,420
	Cougar Biotechnology, Inc. (a)	1,900	81,624
	Cowen Group, Inc. (a)	2,400	20,040
	Credit Acceptance Corp. (a)	281	6,140
	Deerfield Capital Corp.	354	1,589
	Diamond Hill Investments Group	300	12,054
	Dollar Financial Corp. (a)	2,600	35,854
	Duff & Phelps Corp.	2,000	35,560
	Eaton Vance Corp.	12,300	329,025
	Encore Capital Group, Inc. (a)	1,600	21,200
	Epoch Holding Corp.	2,300	19,872
	Evercore Partners, Inc. Class A	1,200	23,568
	Ezcorp, Inc. (a)	4,900	52,822
	FCStone Group, Inc. (a)	4,850	19,158
	The FINOVA Group, Inc. (a)	900	5
	Fannie Mae (c)	120,100	69,658
	Federal Agricultural Mortgage Corp. Class B	300	1,449
	Fidelity National Title Group, Inc. Class A	23,664	320,174
	Financial Federal Corp.	2,800	57,540
	First Cash Financial Services, Inc. (a)	3,100	54,312
	The First Marblehead Corp. (a)	6,200	12,524
	Fortress Investment Group LLC (a)	8,600	29,412
	Freddie Mac (a)(c)	71,300	44,206
	GAMCO Investors, Inc. Class A	700	33,950
	GFI Group, Inc.	6,400	43,136
	GLG Partners, Inc. (c)	20,600	84,254
	Greenhill & Co., Inc.	1,300	93,873
	Icahn Enterprises LP	800	31,376
	Interactive Brokers Group, Inc. Class A (a)	4,700	72,991

See Notes to Financial Statements.	18

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	International Assets Holding Corp., Inc. (a)	1,000	$14,870
	Intersections, Inc. (a)	1,000	4,640
	Investment Technology Group, Inc. (a)	4,900	99,911
	JMP Group, Inc.	3,400	26,146
	Jefferies Group, Inc. New Shares	12,300	262,359
	KBW, Inc. (a)	3,200	92,032
	KKR Financial Holdings LLC	12,300	11,439
	Knight Capital Group, Inc. Class A (a)	11,000	187,550
	LaBranche & Co., Inc. (a)	6,300	27,090
	Ladenburg Thalmann Financial Services, Inc. (a)(c)	5,581	3,014
	Lazard Ltd. Class A	8,500	228,820
	MF Global Ltd. (a)	10,900	64,637
	MGIC Investment Corp. (c)	16,500	72,600
	MSCI, Inc. (a)	11,100	271,284
	MarketAxess Holdings, Inc. (a)	1,900	18,107
	Marlin Business Services, Inc. (a)	2,800	15,680
	Medallion Financial Corp.	2,800	21,420
	Merriman Curhan Ford Group, Inc. (a)	900	405
	MicroFinancial, Inc.	500	1,825
	MoneyGram International, Inc. (a)	4,700	8,366
	National Financial Partners Corp.	4,200	30,744
	Nelnet, Inc. Class A (a)	3,500	47,565
	NewStar Financial, Inc. (a)	2,900	5,539
	Och-Ziff Capital Management Group LLC	4,000	35,640
	Ocwen Financial Corp. (a)	4,700	60,959
	optionsXpress Holdings, Inc.	5,400	83,862
	The PMI Group, Inc.	14,900	29,502
	Penson Worldwide, Inc. (a)	2,700	24,165
	Pico Holdings, Inc. (a)	2,000	57,400
	Piper Jaffray Cos. (a)	2,245	98,039
	Portfolio Recovery Associates, Inc. (a)	1,700	65,841
	Primus Guaranty Ltd. (a)	3,200	7,552
	Pzena Investment Management, Inc. Class A	870	6,595
	Radian Group, Inc.	12,744	34,664
	Raymond James Financial, Inc. (c)	10,550	181,566
	Resource America, Inc. Class A	1,000	5,380
	Rewards Network, Inc. (a)	2,900	10,962
	SEI Investments Co.	15,520	279,981
	SWS Group, Inc.	2,965	41,421
	Safeguard Scientifics, Inc. (a)	13,400	17,688
	Sanders Morris Harris Group, Inc.	3,800	20,900
	Siebert Financial Corp. (a)	3,300	5,379
	Stewart Information Services Corp.	2,200	31,350
	Stifel Financial Corp. (a)	2,800	134,652
	Student Loan Corp.	420	15,624

See Notes to Financial Statements.	19

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	TD Ameritrade Holding Corp. (a)	26,230	$460,074
	Teton Advisors, Inc. (a)	10	23
	Thomas Weisel Partners Group, Inc. (a)	2,800	16,856
	TradeStation Group, Inc. (a)	4,200	35,532
	Tree.com, Inc. (a)	1,743	16,733
	Triad Guaranty, Inc. (a)(c)	2,900	1,972
	U.S. Global Investors, Inc.	1,600	14,816
	United PanAm Financial Corp. (a)	1,000	3,550
	Virtus Investment Partners, Inc. (a)	435	6,390
	Visa, Inc. Class A	48,100	2,994,706
	Waddell & Reed Financial, Inc. Class A	9,000	237,330
	Westwood Holdings Group, Inc.	700	29,267
	Wilhelmina International, Inc. (a)	200	29
	World Acceptance Corp. (a)	2,000	39,820

			9,526,446

Fixed Line Telecommunications - 0.6%	8x8, Inc. (a)	7,300	4,380
	ATSI Communications, Inc. (a)	75	3
	AboveNet, Inc. (a)	700	56,686
	Alaska Communications Systems Group, Inc.	4,900	35,868
	Cbeyond Communications, Inc. (a)	3,200	45,920
	Cincinnati Bell, Inc. (a)	22,800	64,752
	Consolidated Communications Holdings, Inc.	3,484	40,798
	D&E Communications, Inc.	999	10,220
	FairPoint Communications, Inc.	9,900	5,940
	Fibernet Telecom Group, Inc. (a)	1	12
	General Communication, Inc. Class A (a)	3,400	23,562
	Global Crossing Ltd. (a)	2,595	23,822
	HickoryTech Corp.	800	6,144
	IDT Corp. Class B (a)	1,533	2,483
	Ibasis, Inc. (a)	2,400	3,144
	Iowa Telecommunications Services, Inc.	4,800	60,048
	Level 3 Communications, Inc. (a)	171,588	259,098
	NET2000 Communications, Inc. (a)	300	2
	PAETEC Holding Corp. (a)	18,000	48,600
	Primus Telecommunications GP (a)	29,100	437
	RCN Corp. (a)	4,500	26,865
	Shenandoah Telecom Co.	2,000	40,580
	SureWest Communications (a)	800	8,376
	TW Telecom, Inc. (a)	16,200	166,374
	Virgin Media, Inc.	32,655	305,324
	Vonage Holdings Corp. (a)(c)	11,300	4,294
	Warwick Valley Telephone Co.	1,500	17,250

			1,260,982

See Notes to Financial Statements.	20

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Food & Drug Retailers - 0.5%	Allion Healthcare, Inc. (a)	3,200	$19,040
	Arden Group, Inc. Class A	200	25,020
	Casey’s General Stores, Inc.	5,600	143,864
	Core-Mark Holdings Co., Inc. (a)	1,100	28,666
	Dairy Mart Convenience Stores, Inc. (a)	500	—
	drugstore.com, Inc. (a)	3,400	6,188
	The Great Atlantic & Pacific Tea Co., Inc. (a)	3,920	16,660
	Ingles Markets, Inc. Class A	1,800	27,432
	Nash Finch Co.	1,520	41,131
	Natural Health Trends Corp. (a)	240	134
	Omnicare, Inc.	11,800	303,968
	The Pantry, Inc. (a)	2,400	39,840
	PetMed Express, Inc. (a)	3,400	51,102
	Rite Aid Corp. (a)	58,200	87,882
	Ruddick Corp.	4,400	103,092
	Spartan Stores, Inc.	2,700	33,507
	United Natural Foods, Inc. (a)	4,300	112,875
	Village Super Market, Inc. Class A	100	2,975
	Weis Markets, Inc.	1,200	40,224
	Winn-Dixie Stores, Inc. (a)	5,700	71,478

			1,155,078

Food Producers - 1.9%	Alico, Inc.	400	12,008
	American Italian Pasta Co. Class A (a)	2,300	67,022
	The Andersons, Inc.	2,400	71,856
	B&G Foods, Inc. Class A	5,500	46,255
	Bridgford Foods Corp. (a)	500	3,880
	Bunge Ltd. (c)	13,500	813,375
	Cagle’s, Inc. Class A (a)	200	900
	Cal-Maine Foods, Inc.	1,500	37,440
	Calavo Growers, Inc.	1,300	25,779
	Chiquita Brands International, Inc. (a)	4,902	50,295
	Corn Products International, Inc.	7,900	211,641
	Darling International, Inc. (a)	8,900	58,740
	Del Monte Foods Co.	22,200	208,236
	Diamond Foods, Inc.	2,000	55,800
	Farmer Bros. Co.	700	16,016
	Flowers Foods, Inc.	9,018	196,953
	Fresh Del Monte Produce, Inc. (a)	4,700	76,422
	Golden Enterprises, Inc.	600	1,380
	Green Mountain Coffee Roasters, Inc. (a)(c)	3,300	195,096
	Griffin Land & Nurseries, Inc.	600	18,768
	HQ Sustainable Maritime Industries, Inc. (a)	1,200	10,980
	Hain Celestial Group, Inc. (a)	4,239	66,171
	Herbalife Ltd.	7,400	233,396
	Imperial Sugar Co. New Shares	2,212	26,787
	J&J Snack Foods Corp.	1,900	68,210

See Notes to Financial Statements.	21

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	John B. Sanfilippo & Son, Inc. (a)	700	$5,005
	Lancaster Colony Corp.	2,400	105,768
	Lance, Inc.	3,500	80,955
	Lifeway Foods, Inc. (a)	1,500	19,350
	MGP Ingredients, Inc. (a)	2,900	8,294
	Mannatech, Inc. (c)	3,100	10,230
	Martek Biosciences Corp.	3,700	78,255
	Mead Johnson Nutrition Co.	2,800	88,956
	Medifast, Inc. (a)	2,700	30,942
	Monterey Gourmet Foods, Inc. (a)	700	1,197
	NBTY, Inc. (a)	6,000	168,720
	Nu Skin Enterprises, Inc. Class A	5,800	88,740
	Nutraceutical International Corp. (a)	1,400	14,546
	Nutri/System, Inc.	2,300	33,350
	Omega Protein Corp. (a)	1,400	5,684
	Ralcorp Holdings, Inc. (a)	5,932	361,377
	Relìv International, Inc.	1,600	5,472
	Rocky Mountain Chocolate Factory, Inc.	1,495	11,512
	Sanderson Farms, Inc.	1,950	87,750
	Schiff Nutrition International, Inc. (a)	2,800	14,252
	Seaboard Corp.	40	44,880
	Seneca Foods Corp. (a)	200	6,684
	Smart Balance, Inc. (a)	6,900	46,989
	Smithfield Foods, Inc. (a)	13,288	185,633
	Tasty Baking Co.	400	2,768
	Tootsie Roll Industries, Inc.	2,215	50,258
	TreeHouse Foods, Inc. (a)	3,512	101,040
	USANA Health Sciences, Inc. (a)	1,100	32,703
	Zapata Corp. (a)	800	5,448

			4,270,164

Forestry & Paper - 0.1%	Boise, Inc. (a)	2,500	4,300
	Brookfield Infrastructure Partners LP	1,500	18,495
	Buckeye Technologies, Inc. (a)	4,300	19,307
	Clearwater Paper Corp. (a)	1,274	32,219
	Deltic Timber Corp.	1,400	49,658
	Domtar Corp. (a)	3,908	64,795
	Kapstone Paper and Packaging Corp. (a)	4,000	18,760
	MAXXAM, Inc. (a)	900	8,559
	Neenah Paper, Inc.	2,900	25,549
	P.H. Glatfelter Co.	4,900	43,610
	Pope Resources, Ltd. LP	300	6,783
	Verso Paper Corp.	2,900	3,567
	Wausau Paper Corp.	5,400	36,288

			331,890

See Notes to Financial Statements.	22

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Gas, Water & Multiutilities - 1.7%	AGL Resources, Inc. (b)	8,100	$257,580
	American States Water Co.	1,950	67,548
	American Water Works Co., Inc.	10,010	191,291
	Amerigas Partners LP	3,300	111,309
	Aqua America, Inc.	14,217	254,484
	Artesian Resources Corp. Class A	225	3,584
	Atmos Energy Corp.	10,200	255,408
	Avista Corp.	6,000	106,860
	Basin Water, Inc. (a)(c)	3,600	1,440
	Cadiz, Inc. (a)	2,000	19,260
	California Water Service Group	2,300	84,732
	Chesapeake Utilities Corp.	1,200	39,036
	Connecticut Water Service, Inc.	1,000	21,690
	Delta Natural Gas Co., Inc.	100	2,252
	Energy West, Inc.	300	2,655
	Ferrellgas Partners LP	4,500	73,080
	Florida Public Utilities Co.	199	2,792
	Inergy Holdings LP	1,200	49,308
	Inergy LP	5,200	132,548
	The Laclede Group, Inc.	2,300	76,199
	Middlesex Water Co.	1,366	19,739
	National Fuel Gas Co.	7,150	257,972
	New Jersey Resources Corp.	5,160	191,126
	Northwest Natural Gas Co.	2,900	128,528
	Oneok, Inc. (c)	10,290	303,452
	PNM Resources, Inc.	8,200	87,822
	Pennichuck Corp.	477	10,876
	Piedmont Natural Gas Co.	7,600	183,236
	RGC Resources, Inc.	100	2,550
	SJW Corp.	1,400	31,780
	South Jersey Industries, Inc.	3,200	111,648
	Southwest Gas Corp.	4,800	106,608
	Southwest Water Co.	3,671	20,264
	Star Gas Partners LP	3,100	11,067
	UGI Corp.	11,460	292,115
	Vectren Corp.	8,600	201,498
	WGL Holdings, Inc.	5,200	166,504

			3,879,841

General Industrials - 1.2%	AEP Industries, Inc. (a)	1,000	26,390
	Actuant Corp. Class A	6,200	75,640
	American International Industries, Inc. (a)	3,400	3,740
	AptarGroup, Inc.	6,400	216,128
	Bway Holding Co. (a)	600	10,518
	Carlisle Cos., Inc.	6,500	156,260
	Colfax Corp. (a)	1,900	14,668
	Crown Holdings, Inc. (a)	17,800	429,692
	Graphic Packaging Holding Co. (a)	8,800	16,104

See Notes to Financial Statements.	23

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Greif, Inc.	3,600	$159,192
	Harsco Corp.	8,900	251,870
	Kennametal, Inc.	7,800	149,604
	Landec Corp. (a)	3,800	25,802
	Myers Industries, Inc.	2,120	17,638
	Packaging Corp. of America	10,900	176,580
	Raven Industries, Inc.	1,900	48,640
	Rock-Tenn Co. Class A	4,200	160,272
	Silgan Holdings, Inc.	2,900	142,187
	Sonoco Products Co.	10,600	253,870
	Teleflex, Inc.	4,200	188,286
	Temple-Inland, Inc.	8,400	110,208
	Trimas Corp. (a)	3,600	12,132

			2,645,421

General Retailers - 4.8%	1-800-FLOWERS.COM, Inc. Class A (a)	4,470	8,582
	99 Cents Only Stores (a)	3,866	52,500
	A.C. Moore Arts & Crafts, Inc. (a)	3,100	11,656
	Aaron’s, Inc. (b)	5,275	157,300
	Advance Auto Parts, Inc. (b)	9,500	394,155
	Aéropostale, Inc. (a)	7,325	251,027
	Amerco, Inc. (a)	800	29,720
	America’s Car Mart, Inc. (a)	1,650	33,825
	American Eagle Outfitters, Inc.	18,565	263,066
	American Public Education, Inc. (a)	1,900	75,259
	AnnTaylor Stores Corp. (a)	6,075	48,478
	Asbury Automotive Group, Inc.	4,600	47,104
	Autobytel, Inc. (a)	8,000	3,432
	BJ’s Wholesale Club, Inc. (a)	5,200	167,596
	Barnes & Noble, Inc.	4,000	82,520
	Beacon Roofing Supply, Inc. (a)	4,900	70,854
	bebe Stores, Inc.	3,150	21,672
	Bidz.com, Inc. (a)	700	1,974
	Big 5 Sporting Goods Corp.	3,100	34,286
	Blockbuster, Inc. Class A (a)	25,900	17,094
	Blue Nile, Inc. (a)	1,600	68,784
	The Bon-Ton Stores, Inc.	2,600	8,814
	Books-A-Million, Inc.	1,200	8,532
	Borders Group, Inc. (a)	6,200	22,816
	Bridgepoint Education, Inc. (a)	700	11,900
	Brown Shoe Co., Inc.	4,700	34,028
	The Buckle, Inc.	2,625	83,396
	Build-A-Bear Workshop, Inc. (a)	1,500	6,705
	CPI Corp.	1,200	20,388
	Cabela’s, Inc. Class A (a)	4,500	55,350
	Cache, Inc. (a)	2,300	8,924
	Capella Education Co. (a)	1,900	113,905

See Notes to Financial Statements.	24

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	CarMax, Inc. (a)(c)	20,100	$295,470
	Career Education Corp. (a)	9,568	238,148
	Casual Male Retail Group, Inc. (a)	3,100	6,789
	The Cato Corp. Class A	3,050	53,192
	Charlotte Russe Holding, Inc. (a)	3,100	39,928
	Charming Shoppes, Inc. (a)	13,855	51,541
	Chemed Corp.	2,500	98,700
	Chico’s FAS, Inc. (a)	17,200	167,356
	The Children’s Place Retail Stores, Inc. (a)	2,705	71,493
	Christopher & Banks Corp.	2,238	15,017
	Citi Trends, Inc. (a)	1,600	41,408
	Clean Energy Fuels Corp. (a)	3,200	27,552
	Coldwater Creek, Inc. (a)	7,470	45,268
	Collective Brands, Inc. (a)	6,300	91,791
	Collectors Universe, Inc.	1,870	9,126
	Conn’s, Inc. (a)	800	10,000
	Copart, Inc. (a)	6,750	234,023
	Corinthian Colleges, Inc. (a)	9,035	152,963
	Cost Plus, Inc. (a)	4,700	6,956
	DSW, Inc. Class A (a)	2,600	25,610
	dELiA*s, Inc. (a)	5,199	12,374
	Design Within Reach, Inc. (a)	1,000	740
	Destination Maternity Corp. (a)	1,200	20,016
	Dick’s Sporting Goods, Inc. (a)	9,000	154,800
	Dillard’s, Inc. Class A	7,400	68,080
	Dollar Tree, Inc. (a)	9,005	379,111
	Dress Barn, Inc. (a)	5,506	78,736
	Eddie Bauer Holdings, Inc. (a)	800	116
	Ediets.Com, Inc. (a)(c)	600	558
	The Finish Line, Inc. Class A	4,947	36,707
	Finlay Enterprises, Inc. (a)	600	27
	Foot Locker, Inc.	16,500	172,755
	Fred’s, Inc.	4,150	52,290
	GSI Commerce, Inc. (a)	3,000	42,750
	Gaiam, Inc. (a)	2,460	13,456
	Gander Mountain Co. (a)	1,400	8,400
	Genesco, Inc. (a)	2,300	43,171
	Grand Canyon Education, Inc. (a)	1,300	21,814
	Group 1 Automotive, Inc.	3,100	80,662
	Guess?, Inc.	6,200	159,836
	Gymboree Corp. (a)	3,200	113,536
	HSN, Inc. (a)	3,860	40,800
	Haverty Furniture Cos., Inc.	2,100	19,215
	Hibbett Sports, Inc. (a)	3,418	61,524
	Hillenbrand, Inc.	6,945	115,565

See Notes to Financial Statements.	25

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hot Topic, Inc. (a)	5,650	$41,302
	ITT Educational Services, Inc. (a)	4,310	433,845
	Internet Brands, Inc. Class A (a)	1,300	9,100
	J. Crew Group, Inc. (a)	5,400	145,908
	Jackson Hewitt Tax Service, Inc.	2,900	18,154
	Jo-Ann Stores, Inc. (a)	2,865	59,220
	Jos. A. Bank Clothiers, Inc. (a)	1,956	67,404
	K12, Inc. (a)(c)	2,300	49,565
	Kirkland’s, Inc. (a)	1,100	13,211
	Lazare Kaplan International, Inc. (a)	300	768
	Learning Tree International, Inc. (a)	1,800	18,540
	Liquidity Services, Inc. (a)	2,900	28,594
	Lithia Motors, Inc. Class A	1,000	9,240
	Lumber Liquidators, Inc. (a)	1,100	17,336
	Mac-Gray Corp. (a)	500	6,620
	MarineMax, Inc. (a)	4,600	15,824
	Matthews International Corp. Class A	3,200	99,584
	Men’s Wearhouse, Inc.	4,500	86,310
	Midas, Inc. (a)	2,200	23,056
	Monro Muffler, Inc.	2,125	54,634
	Navarre Corp. (a)	5,600	9,296
	NetFlix, Inc. (a)(c)	5,120	211,661
	New York & Co. (a)	2,600	8,034
	Nobel Learning Communities, Inc. (a)	100	1,147
	OfficeMax, Inc.	8,500	53,380
	Overstock.com, Inc. (a)	1,300	15,548
	PC Mall, Inc. (a)	2,100	14,196
	Pacific Sunwear of California, Inc. (a)	7,225	24,348
	Penske Auto Group, Inc.	4,200	69,888
	The Pep Boys - Manny, Moe & Jack	5,000	50,700
	Pet DRx Corp. (a)	4,900	2,744
	PetSmart, Inc.	13,500	289,710
	Pier 1 Imports, Inc. (a)	8,800	17,512
	Pre-Paid Legal Services, Inc. (a)	930	40,539
	PriceSmart, Inc.	1,950	32,663
	The Princeton Review, Inc. (a)	1,600	8,656
	The Providence Service Corp. (a)	2,300	25,185
	RealNetworks, Inc. (a)	9,800	29,302
	Regis Corp.	4,500	78,345
	Rent-A-Center, Inc. (a)	7,000	124,810
	Retail Ventures, Inc. (a)	2,200	4,796
	Rollins, Inc.	5,050	87,416
	Ross Stores, Inc.	12,900	497,940
	Rush Enterprises, Inc. Class A (a)	3,850	44,853
	Saks, Inc. (a)(c)	13,300	58,919
	Sally Beauty Co., Inc. (a)	8,470	53,869

See Notes to Financial Statements.	26

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Service Corp. International	24,800	$135,904
	Sharper Image Corp. (a)(c)	2,800	126
	Shoe Carnival, Inc. (a)	1,800	21,474
	Shutterfly, Inc. (a)	2,400	33,480
	Signet Jewelers Ltd.	8,800	183,216
	Sonic Automotive, Inc.	3,900	39,624
	Sotheby’s Holdings, Inc. Class A	7,400	104,414
	Sourceforge, Inc. (a)	3,600	4,500
	Stage Stores, Inc.	3,300	36,630
	Standard Parking Corp. (a)	500	8,145
	Stein Mart, Inc. (a)	4,400	38,984
	Stewart Enterprises, Inc. Class A	10,200	49,164
	Stonemor Partners LP	1,800	26,982
	Strayer Education, Inc.	1,600	348,976
	Suburban Propane Partners LP	3,500	147,595
	Susser Holdings Corp. (a)	1,700	19,023
	The Talbots, Inc.	3,300	17,820
	Ticketmaster Entertainment (a)	3,860	24,781
	Titan Machinery, Inc. (a)	2,100	26,649
	Tractor Supply Co. (a)	3,500	144,620
	Trans World Entertainment Corp. (a)	2,400	2,808
	Tuesday Morning Corp. (a)	3,100	10,447
	Tween Brands, Inc. (a)	4,600	30,728
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,857	42,890
	Urban Outfitters, Inc. (a)	13,300	277,571
	VCA Antech, Inc. (a)	9,040	241,368
	ValueVision Media, Inc. Class A (a)	2,800	5,488
	Weight Watchers International, Inc.	3,750	96,638
	West Marine, Inc. (a)	1,600	8,816
	The Wet Seal, Inc. Class A (a)	9,275	28,474
	Williams-Sonoma, Inc.	10,200	121,074
	Winmark Corp. (a)	600	10,500
	Zale Corp. (a)	4,200	14,448

			10,952,041

Health Care Equipment & Services - 5.2%	AMERIGROUP Corp. (a)	5,800	155,730
	ATS Medical, Inc. (a)	5,400	17,766
	Abaxis, Inc. (a)	2,800	57,512
	Abiomed, Inc. (a)	3,700	32,634
	Accuray, Inc. (a)	4,800	32,016
	AdvanSource Biomaterials Corp. (a)	1,476	501
	Air Methods Corp. (a)	1,600	43,776
	Align Technology, Inc. (a)	6,500	68,900
	Alliance Healthcare Services, Inc. (a)	3,300	24,189
	Allied Healthcare International, Inc. (a)	3,100	6,727
	Almost Family, Inc. (a)	1,200	31,332
	Amedisys, Inc. (a)	3,167	104,574

See Notes to Financial Statements.	27

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	America Service Group, Inc. (a)	1,200	$19,284
	American Medical Systems Holdings, Inc. (a)	7,900	124,820
	Amsurg Corp. (a)	3,500	75,040
	Analogic Corp.	1,500	55,425
	AngioDynamics, Inc. (a)	2,590	34,369
	Anika Therapeutics, Inc. (a)	1,400	6,650
	Animal Health International, Inc. (a)	3,100	4,805
	Aspect Medical Systems, Inc. (a)	1,100	6,501
	Assisted Living Concepts, Inc. (a)	1,760	25,608
	Atrion Corp.	200	26,818
	Beckman Coulter, Inc.	6,800	388,552
	BioForm Medical, Inc. (a)	1,000	2,160
	Biolase Technology, Inc. (a)	2,400	4,056
	Bio-Rad Laboratories, Inc. Class A (a)	1,900	143,412
	Bio-Reference Labs, Inc. (a)	1,600	50,576
	Bioscript, Inc. (a)	2,596	15,368
	BioSphere Medical, Inc. (a)	900	2,151
	Bovie Medical Corp. (a)	1,600	13,936
	Brookdale Senior Living, Inc.	4,900	47,726
	Bruker BioSciences Corp. (a)	5,100	47,226
	CONMED Corp. (a)	3,150	48,888
	Calypte Biomedical Corp. (a)	16,300	147
	Candela Corp. (a)	2,800	2,884
	Cantel Medical Corp. (a)	1,400	22,722
	Cardiac Science Corp. (a)	3,210	12,904
	Cardica, Inc. (a)	2,700	3,861
	Cardiodynamics International Corp. (a)	414	551
	CardioNet, Inc. (a)	3,200	52,224
	Catalyst Health Solutions, Inc. (a)	3,800	94,772
	Centene Corp. (a)	4,700	93,906
	Cepheid, Inc. (a)	6,500	61,230
	Chindex International, Inc. (a)	1,450	17,937
	Clarient, Inc. (a)	6,800	25,296
	Clinical Data, Inc. (a)	687	7,571
	Community Health Systems, Inc. (a)	9,900	249,975
	Conceptus, Inc. (a)	2,900	49,010
	The Cooper Cos., Inc.	5,043	124,713
	Corvel Corp. (a)	1,200	27,324
	Covance, Inc. (a)	6,800	334,560
	Cryo-Cell International, Inc. (a)	1,900	2,185
	CryoLife, Inc. (a)	2,900	16,066
	Cutera, Inc. (a)	900	7,758
	Cyberonics, Inc. (a)	3,000	49,890
	Cynosure, Inc. Class A (a)	2,200	16,830
	Daxor Corp.	700	7,210
	DexCom, Inc. (a)	4,800	29,712

See Notes to Financial Statements.	28

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Dialysis Corp. of America (a)	1,300	$6,513
	Dynacq Healthcare, Inc. (a)	4	13
	Edwards Lifesciences Corp. (a)	6,000	408,180
	Electro-Optical Sciences, Inc. (a)	3,300	25,707
	Emergency Medical Services Corp. (a)	1,100	40,502
	Emeritus Corp. (a)	2,200	29,062
	Endologix, Inc. (a)	6,200	20,708
	The Ensign Group, Inc.	500	7,115
	eResearch Technology, Inc. (a)	4,775	29,653
	Escalon Medical Corp. (a)	725	1,588
	ev3, Inc. (a)	7,183	77,002
	Exactech, Inc. (a)	1,000	14,500
	Five Star Quality Care, Inc. (a)	308	588
	Fonar Corp. (a)	692	1,315
	Genoptix, Inc. (a)	1,400	44,786
	Gentiva Health Services, Inc. (a)	3,200	52,672
	Gliatech, Inc. (a)	100	—
	HMS Holdings Corp. (a)	3,200	130,304
	Haemonetics Corp. (a)	2,800	159,600
	Hanger Orthopedic Group, Inc. (a)	3,400	46,206
	Hansen Medical, Inc. (a)	2,100	10,374
	Healthcare Services Group, Inc.	3,877	69,321
	Health Grades, Inc. (a)	5,100	19,941
	Health Management Associates, Inc. Class A (a)	25,980	128,341
	Health Net, Inc. (a)	10,980	170,739
	HealthSouth Corp. (a)	9,600	138,624
	HealthSpring, Inc. (a)	4,900	53,214
	HealthTronics, Inc. (a)	1,900	3,819
	Healthways, Inc. (a)	3,700	49,765
	Henry Schein, Inc. (a)	9,500	455,525
	Hill-Rom Holdings, Inc.	6,645	107,782
	Hologic, Inc. (a)	27,136	386,145
	Hooper Holmes, Inc. (a)	4,600	2,024
	Hydron Technologies, Inc. (a)	2,900	6
	Hythiam, Inc. (a)(c)	10,400	2,974
	I-Flow Corp. (a)	2,700	18,738
	ICU Medical, Inc. (a)	1,600	65,840
	IPC The Hospitalist Co., Inc. (a)	1,200	32,028
	IRIS International, Inc. (a)	2,500	29,500
	Idexx Laboratories, Inc. (a)(c)	6,300	291,060
	Immucor, Inc. (a)	7,337	100,957
	Insulet Corp. (a)	2,300	17,710
	Integra LifeSciences Holdings Corp. (a)	2,300	60,973
	Invacare Corp.	3,500	61,775
	Inverness Medical Innovations, Inc. (a)	8,575	305,099

See Notes to Financial Statements.	29

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Kendle International, Inc. (a)	2,300	$28,152
	Kensey Nash Corp. (a)	1,400	36,694
	Kindred Healthcare, Inc. (a)	3,390	41,934
	Kinetic Concepts, Inc. (a)	6,015	163,909
	LCA-Vision, Inc. (a)	3,850	16,247
	LHC Group, Inc. (a)	2,100	46,641
	Langer, Inc. (a)	300	189
	Lectec Corp. (a)	800	2,800
	LifePoint Hospitals, Inc. (a)	6,345	166,556
	Lincare Holdings, Inc. (a)	7,900	185,808
	MAKO Surgical Corp. (a)	700	6,314
	MEDTOX Scientific, Inc. (a)	1,600	15,088
	Magellan Health Services, Inc. (a)	4,179	137,155
	Masimo Corp. (a)	5,000	120,550
	MedCath Corp. (a)	1,800	21,168
	Medical Action Industries, Inc. (a)	1,800	20,610
	Mednax, Inc. (a)	5,100	214,863
	Meridian Bioscience, Inc.	4,425	99,917
	Merit Medical Systems, Inc. (a)	3,068	50,008
	Metropolitan Health Networks, Inc. (a)	300	603
	Micrus Endovascular Corp. (a)	2,100	18,984
	Molina Healthcare, Inc. (a)	1,800	43,056
	NMT Medical, Inc. (a)	1,900	4,256
	Nanosphere, Inc. (a)	200	982
	National Dentex Corp. (a)	150	977
	National Healthcare Corp.	600	22,764
	Natus Medical, Inc. (a)	3,100	35,774
	Neogen Corp. (a)	1,612	46,716
	Neurometrix, Inc. (a)	1,700	3,672
	Nighthawk Radiology Holdings, Inc. (a)	2,700	9,990
	Northstar Neuroscience, Inc. (a)	500	1,005
	NuVasive, Inc. (a)	3,900	173,940
	NxStage Medical, Inc. (a)	4,900	28,910
	Odyssey HealthCare, Inc. (a)	3,850	39,578
	Omnicell, Inc. (a)	3,800	40,850
	OraSure Technologies, Inc. (a)	4,775	11,794
	Orthofix International NV (a)	2,300	57,523
	Orthovita, Inc. (a)	8,420	43,363
	Osteotech, Inc. (a)	3,300	14,520
	OTIX Global, Inc. (a)	3,500	2,800
	Owens & Minor, Inc.	4,300	188,426
	PSS World Medical, Inc. (a)	6,800	125,868
	Palomar Medical Technologies, Inc. (a)	2,000	29,320
	Parexel International Corp. (a)	6,900	99,222
	Pharmaceutical Product Development, Inc.	11,000	255,420
	PharMerica Corp. (a)	3,423	67,193

See Notes to Financial Statements.	30

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Power Medical Interventions, Inc. (a)	2,900	$1,711
	Psychemedics Corp.	125	860
	Psychiatric Solutions, Inc. (a)	5,432	123,524
	Quidel Corp. (a)	3,900	56,784
	RTI Biologics, Inc. (a)	3,200	13,728
	RadNet, Inc. (a)	6,500	14,625
	RehabCare Group, Inc. (a)	2,600	62,218
	Res-Care, Inc. (a)	1,900	27,170
	ResMed, Inc. (a)	8,000	325,840
	Retractable Technologies, Inc. (a)	1,300	1,235
	Rochester Medical Corp. (a)	1,700	22,780
	Rockwell Medical Technologies, Inc. (a)	3,200	24,160
	Rural/Metro Corp. (a)	4,100	10,455
	SRI/Surgical Express, Inc. (a)	1,000	1,480
	Sirona Dental Systems, Inc. (a)	1,800	35,982
	Skilled Healthcare Group, Inc. Class A (a)	2,700	20,250
	Somanetics Corp. (a)	1,800	29,718
	SonoSite, Inc. (a)	2,200	44,132
	Sparta Surgical Corp. (a)	1,900	—
	Spectranetic Corp. (a)	3,800	18,734
	Staar Surgical Co. (a)	2,400	5,784
	Stereotaxis, Inc. (a)	2,600	10,088
	Steris Corp.	6,000	156,480
	Sun Healthcare Group, Inc. (a)	4,800	40,512
	Sunrise Senior Living, Inc. (a)	4,800	7,920
	SurModics, Inc. (a)	1,800	40,734
	Symmetry Medical, Inc. (a)	3,600	33,552
	Synergetics USA, Inc. (a)	400	492
	Synovis Life Technologies, Inc. (a)	1,300	27,001
	SyntheMed, Inc. (a)	8,500	1,275
	Theragenics Corp. (a)	1,900	2,451
	ThermoGenesis Corp. (a)	8,000	5,040
	Thoratec Corp. (a)	5,500	147,290
	Tomotherapy, Inc. (a)	5,200	14,300
	Trans1, Inc. (a)	1,100	6,853
	Triple-S Management Corp. (a)	1,400	21,826
	US Physical Therapy, Inc. (a)	1,600	23,600
	Uluru, Inc. (a)	400	64
	Universal American Financial Corp. (a)	4,400	38,368
	Universal Health Services, Inc. Class B	5,400	263,790
	Urologix, Inc. (a)	1,700	2,108
	Utah Medical Products, Inc.	800	21,368
	Varian, Inc. (a)	3,050	120,262
	Vascular Solutions, Inc. (a)	1,500	11,730
	Virtual Radiologic Corp. (a)	1,600	14,448

See Notes to Financial Statements.	31

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Volcano Corp. (a)	4,500	$62,910
	WellCare Health Plans, Inc. (a)	4,400	81,356
	West Pharmaceutical Services, Inc.	3,600	125,460
	Wright Medical Group, Inc. (a)	5,000	81,300
	XTENT, Inc. (a)	900	810
	Zila, Inc. (a)	385	142
	Zoll Medical Corp. (a)	2,310	44,675

			11,700,038

Household Goods & Home Construction - 1.5%	ACCO Brands Corp. (a)	3,500	9,870
	Bassett Furniture Industries, Inc.	800	2,200
	Beazer Homes USA, Inc. (a)	9,164	16,770
	Blount International, Inc. (a)	2,800	24,108
	Blyth, Inc.	675	22,133
	Briggs & Stratton Corp.	4,400	58,696
	Brookfield Homes Corp. (c)	1,876	7,504
	Cavco Industries, Inc. (a)	710	17,984
	Central Garden & Pet Co. Class A (a)	5,900	58,115
	Champion Enterprises, Inc. (a)	8,300	2,656
	Church & Dwight Co., Inc.	7,400	401,894
	Compx International, Inc.	1,600	9,936
	Comstock Homebuilding Cos., Inc. Class A (a)	3,800	800
	Dixie Group, Inc. (a)	900	2,619
	Energizer Holdings, Inc. (a)	7,300	381,352
	Ethan Allen Interiors, Inc.	3,500	36,260
	Flexsteel Industries, Inc.	200	1,676
	Forward Industries, Inc. (a)	1,100	1,815
	Franklin Covey Co. (a)	3,300	20,559
	Furniture Brands International, Inc.	4,400	13,332
	HNI Corp.	3,000	54,180
	Herman Miller, Inc.	5,590	85,751
	hhgregg, Inc. (a)	1,300	19,708
	Hooker Furniture Corp.	1,700	19,516
	Hovnanian Enterprises, Inc. Class A (a)	6,300	14,868
	Interface, Inc. Class A	4,700	29,140
	iRobot Corp. (a)	2,100	27,258
	Jarden Corp. (a)	9,175	172,031
	Kimball International, Inc. Class B	2,800	17,472
	Knoll, Inc.	5,200	39,416
	L.S. Starrett Co. Class A	700	4,760
	La-Z-Boy, Inc.	5,700	26,904
	Libbey, Inc.	1,082	1,526
	Lifetime Brands, Inc.	2,500	10,200
	M/I Homes, Inc. (a)	2,000	19,580
	MDC Holdings, Inc.	3,816	114,900
	Meritage Homes Corp. (a)	3,100	58,466

See Notes to Financial Statements.	32

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Middleby Corp. (a)	2,011	$88,323
	Mohawk Industries, Inc. (a)	5,464	194,956
	NVR, Inc. (a)	516	259,233
	National Presto Industries, Inc.	500	38,050
	Oil-Dri Corp. of America	700	10,395
	Orleans Homebuilders, Inc. (a)	900	1,521
	Palm Harbor Homes, Inc. (a)	2,300	4,945
	Russ Berrie & Co., Inc. (a)	1,300	5,083
	Ryland Group, Inc.	5,200	87,152
	The Scotts Miracle-Gro Co.	4,200	147,210
	Sealy Corp. (a)	6,100	11,956
	Select Comfort Corp. (a)	5,250	4,410
	Skyline Corp.	1,000	21,750
	Standard-Pacific Corp. (a)	15,300	31,059
	Stanley Furniture Co., Inc.	2,400	25,896
	Steelcase, Inc. Class A	6,400	37,248
	Tempur-Pedic International, Inc.	8,400	109,788
	Toll Brothers, Inc. (a)	13,800	234,186
	Tupperware Corp.	6,455	167,959
	Virco Manufacturing Corp.	642	2,247
	WD-40 Co.	1,900	55,100

			3,344,422

Industrial Engineering - 2.3%	AGCO Corp. (a)(b)	9,023	262,298
	Accuride Corp. (a)	700	230
	Alamo Group, Inc.	1,400	14,140
	Albany International Corp. Class A	2,800	31,864
	Altra Holdings, Inc. (a)	4,300	32,207
	American Railcar Industries, Inc.	1,800	14,868
	Astec Industries, Inc. (a)	1,900	56,411
	Broadwind Energy, Inc. (a)	2,100	23,772
	Brush Engineered Materials, Inc. (a)	2,800	46,900
	Bucyrus International, Inc.	8,000	228,480
	CIRCOR International, Inc.	1,900	44,859
	Cascade Corp.	1,200	18,876
	Chicago Rivet & Machine Co.	100	1,162
	Clarcor, Inc.	5,600	163,464
	Columbus McKinnon Corp. (a)	2,100	26,565
	Commercial Vehicle Group, Inc. (a)	700	1,008
	Crane Co.	5,400	120,474
	Donaldson Co., Inc.	6,700	232,088
	Dynamic Materials Corp.	1,400	26,992
	The Eastern Co.	300	4,950
	EnPro Industries, Inc. (a)	2,200	39,622
	Energy Recovery, Inc. (a)	2,200	15,576
	Federal Signal Corp.	3,600	27,540

See Notes to Financial Statements.	33

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Flanders Corp. (a)	3,800	$23,218
	Flow International Corp. (a)	4,500	10,575
	Freightcar America, Inc.	1,500	25,215
	Gardner Denver, Inc. (a)	5,800	145,986
	GenTek, Inc. (a)	1,500	33,495
	The Gorman-Rupp Co.	1,870	37,718
	Graco, Inc.	6,387	140,642
	Graham Corp.	1,900	25,270
	Greenbrier Cos., Inc.	3,200	23,008
	H&E Equipment Services, Inc. (a)	2,900	27,115
	Hardinge, Inc.	1,900	8,075
	Hurco Companies, Inc. (a)	1,300	20,319
	IDEX Corp.	8,625	211,916
	John Bean Technologies Corp.	3,105	38,875
	Joy Global, Inc.	10,400	371,488
	K-Tron International, Inc. (a)	300	23,904
	Kadant, Inc. (a)	780	8,806
	Kaydon Corp.	3,800	123,728
	Key Technology Inc. (a)	1,100	10,879
	L.B. Foster Co. Class A (a)	1,400	42,098
	Lincoln Electric Holdings, Inc.	4,295	154,792
	Lindsay Manufacturing Co.	1,400	46,340
	Lydall, Inc. (a)	1,800	6,120
	MFRI, Inc. (a)	1,400	8,652
	Met-Pro Corp.	1,700	18,394
	Mine Safety Appliances Co.	3,300	79,530
	Mueller Industries, Inc.	3,400	70,720
	NACCO Industries, Inc. Class A	600	17,232
	NN, Inc.	2,700	4,536
	Navistar International Corp. (a)	7,100	309,560
	Nordson Corp.	3,200	123,712
	Oshkosh Corp.	7,900	114,866
	PMFG, Inc. (a)	600	5,286
	Pentair, Inc.	9,550	244,671
	Robbins & Myers, Inc.	3,200	61,600
	SPX Corp.	5,348	261,892
	Sauer-Danfoss, Inc.	1,100	6,743
	Spartan Motors, Inc.	2,275	25,776
	Standex International Corp.	1,400	16,240
	Sun Hydraulics, Inc.	1,650	26,681
	Sypris Solutions, Inc.	1,300	1,573
	Tecumseh Products Co. Class A (a)	1,800	17,478
	Tennant Co.	1,800	33,102
	Terex Corp. (a)	10,100	121,907
	Timken Co.	7,300	124,684
	Toro Co. (c)	3,990	119,301

See Notes to Financial Statements.	34

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Trinity Industries, Inc.	8,500	$115,770
	Twin Disc, Inc.	1,600	10,896
	Wabash National Corp.	1,800	1,260
	Westinghouse Air Brake Technologies Corp.	5,100	164,067
	Woodward Governor Co.	6,000	118,800
	Xerium Technologies, Inc. (a)	300	330

			5,219,187

Industrial Metals & Mining - 1.0%	Ampco-Pittsburgh Corp.	1,000	23,450
	Carpenter Technology Corp.	4,700	97,807
	Century Aluminum Co. (a)	6,900	42,987
	Cliffs Natural Resources, Inc.	13,800	337,686
	Cold Metal Products, Inc. (a)	1,400	—
	Commercial Metals Co.	11,900	190,757
	Friedman Industries, Inc.	600	3,258
	Haynes International, Inc. (a)	1,300	30,810
	Horsehead Holding Corp. (a)	5,300	39,485
	Intrepid Potash, Inc. (a)	4,300	120,744
	Kaiser Aluminum Corp.	1,300	46,683
	Olympic Steel, Inc.	1,505	36,827
	RTI International Metals, Inc. (a)	3,000	53,010
	Reliance Steel & Aluminum Co.	6,824	261,973
	Southern Copper Corp. (c)	23,500	480,340
	Steel Dynamics, Inc.	22,366	329,451
	Synalloy Corp.	1,300	10,790
	USEC, Inc. (a)	12,200	64,904
	Universal Stainless & Alloy Products, Inc. (a)	700	11,389
	Uranium Energy Corp. (a)	8,800	25,520
	Uranium Resources, Inc. (a)	4,100	5,248
	WHX Corp. (a)	1,600	4,160
	Worthington Industries, Inc.	6,800	86,972

			2,304,251

Industrial Transportation - 1.4%	ATC Technology Corp. (a)	2,205	31,972
	Aircastle Ltd.	5,600	41,160
	Air Transport Services Group, Inc. (a)	2,200	5,104
	Alexander & Baldwin, Inc.	4,400	103,136
	American Commerical Lines, Inc. (a)	1,125	17,415
	Arkansas Best Corp.	2,800	73,780
	Atlas Air Worldwide Holdings, Inc. (a)	1,500	34,785
	Capital Product Partners LP	1,400	12,628
	Celadon Group, Inc. (a)	1,725	14,473
	Con-way, Inc.	4,400	155,364
	Covenant Transport Group Class A (a)	2,700	14,850
	DHT Maritime, Inc.	5,500	28,655
	Dynamex, Inc. (a)	900	13,851
	Eagle Bulk Shipping, Inc.	5,900	27,671

See Notes to Financial Statements.	35

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Excel Maritime Carriers Ltd.	3,000	$20,190
	Forward Air Corp.	3,200	68,224
	Frozen Food Express Industries, Inc.	1,900	6,042
	Genco Shipping & Trading Ltd. (c)	3,600	78,192
	General Maritime Corp.	5,752	56,887
	Genesee & Wyoming, Inc. Class A (a)	3,550	94,111
	HUB Group, Inc. Class A (a)	4,100	84,624
	Heartland Express, Inc.	7,008	103,158
	Horizon Lines, Inc. Class A	3,300	12,738
	International Shipholding Corp.	600	16,176
	J.B. Hunt Transport Services, Inc.	10,700	326,671
	K-Sea Transportation Partners LP	1,400	27,454
	Kansas City Southern (a)	9,700	156,267
	Kirby Corp. (a)	6,000	190,740
	Knight Transportation, Inc.	6,200	102,610
	Landstar System, Inc.	5,500	197,505
	Macquarie Infrastructure Co. LLC	4,900	20,139
	Marten Transport Ltd. (a)	1,637	33,984
	Navios Maritime Partners LP	1,200	12,000
	OSG America LP	2,100	14,049
	OceanFreight, Inc.	1,500	2,265
	Old Dominion Freight Line, Inc. (a)	3,362	112,862
	Overseas Shipholding Group, Inc.	2,800	95,312
	P.A.M. Transportation Services, Inc. (a)	400	2,188
	PHH Corp. (a)	5,300	96,354
	Pacer International, Inc.	3,900	8,697
	Patriot Transportation Holding, Inc. (a)	100	7,293
	Quality Distribution, Inc. (a)	1,500	3,000
	SMF Energy Corp. (a)	600	233
	Saia, Inc. (a)	1,500	27,015
	Ship Finance International Ltd.	4,000	44,120
	TAL International Group, Inc.	1,400	15,260
	TBS International Ltd. (a)	3,100	24,211
	Teekay Corp.	4,500	94,635
	Textainer Group Holdings Ltd.	1,900	21,831
	USA Truck, Inc. (a)	700	9,471
	UTI Worldwide, Inc. (a)	10,100	115,140
	Universal Truckload Services, Inc.	900	14,085
	Werner Enterprises, Inc.	5,700	103,284
	Willis Lease Finance Corp. (a)	200	2,624
	World Fuel Services Corp.	3,600	148,428
	YRC Worldwide, Inc. (a)(c)	6,229	10,776

			3,155,689

See Notes to Financial Statements.	36

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Leisure Goods - 1.0%	Activision Blizzard, Inc. (a)(b)	65,888	$832,165
	Aldila, Inc. (a)	100	280
	Arctic Cat, Inc.	1,300	5,252
	Brunswick Corp.	11,600	50,112
	Callaway Golf Co.	6,800	34,476
	DTS, Inc. (a)	2,200	59,554
	Drew Industries, Inc. (a)	2,200	26,774
	Emerson Radio Corp. (a)	1,700	986
	Escalade, Inc.	900	765
	Garmin Ltd.	13,400	319,188
	Glu Mobile, Inc. (a)	4,200	5,250
	Jakks Pacific, Inc. (a)	3,013	38,657
	Koss Corp.	200	2,360
	Leapfrog Enterprises, Inc. (a)	3,600	8,244
	Majesco Entertainment Co. (a)	1,500	2,925
	Marine Products Corp.	700	2,625
	Marvel Entertainment, Inc. (a)	5,500	195,745
	Meade Instruments Corp. (a)	200	36
	Nautilus, Inc. (a)	2,400	2,712
	Polaris Industries, Inc.	3,600	115,632
	Pool Corp. (c)	5,250	86,940
	RC2 Corp. (a)	1,970	26,063
	Rockford Corp. (a)	1,700	408
	Sport Supply Group, Inc.	2,100	18,039
	Steinway Musical Instruments, Inc. (a)	1,310	14,017
	THQ, Inc. (a)	9,050	64,798
	Take-Two Interactive Software, Inc.	8,500	80,495
	Thor Industries, Inc.	3,685	67,693
	TiVo, Inc. (a)	11,265	118,057
	Universal Electronics, Inc. (a)	1,700	34,289
	Winnebago Industries, Inc.	4,600	34,178
	Zumiez, Inc. (a)	2,600	20,826

			2,269,541

Life Insurance - 0.3%	American Equity Investment Life Holding Co.	6,100	34,038
	American Independence Corp. (a)	48	223
	Amerisafe, Inc. (a)	2,500	38,900
	Citizens, Inc. (a)	2,890	17,571
	Conseco, Inc. (a)	20,000	47,400
	Delphi Financial Group, Inc. Class A	4,450	86,464
	eHealth, Inc. (a)	2,700	47,682
	FBL Financial Group, Inc. Class A	1,700	14,042
	Independence Holding Co.	720	4,579
	Kansas City Life Insurance Co.	700	18,837
	National Western Life Insurance Co. Class A	307	35,842

See Notes to Financial Statements.	37

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Phoenix Cos., Inc. (a)	8,700	$14,529
	Presidential Life Corp.	3,100	23,467
	Protective Life Corp.	8,900	101,816
	Stancorp Financial Group, Inc.	4,700	134,796

			620,186

Media - 3.0%	4Kids Entertainment, Inc. (a)	1,000	2,090
	AH Belo Corp.	1,296	1,270
	Alloy, Inc. (a)	1,300	6,877
	American Greetings Corp. Class A	4,400	51,392
	Arbitron, Inc.	2,900	46,081
	Ascent Media Corp. Class A (a)	1,406	37,371
	Avid Technology, Inc. (a)	3,356	45,004
	Bankrate, Inc. (a)(c)	2,100	53,004
	Beasley Broadcasting Group, Inc. Class A	4,100	8,979
	Belo Corp. Class A	9,980	17,864
	CKX, Inc. (a)	6,000	42,540
	CSS Industries, Inc.	904	18,424
	CTN Media Group, Inc. (a)	50	—
	Cablevision Systems Corp. Class A	25,600	496,896
	Citadel Broadcasting Corp. (a)	19,200	768
	Clear Channel Outdoor Holdings, Inc. Class A (a)	5,900	31,270
	ComScore, Inc. (a)	2,100	27,972
	Constant Contact, Inc. (a)	2,200	43,648
	Crown Media Holdings, Inc. Class A (a)	1,500	2,505
	Cumulus Media, Inc. Class A (a)	6,165	5,733
	DG FastChannel, Inc. (a)	2,038	37,295
	DISH Network Corp. (a)	23,565	381,989
	Discovery Communications, Inc. Class A (a)	31,200	703,560
	Dolan Media Co. (a)	4,000	51,160
	Dolby Laboratories, Inc. Class A (a)	6,200	231,136
	DreamWorks Animation SKG, Inc. Class A (a)	6,600	182,094
	EDCI Holdings, Inc. (a)	470	2,468
	EW Scripps Co.	3,233	6,757
	Emmis Communications Corp. Class A (a)	6,400	1,920
	Entercom Communications Corp.	3,000	4,590
	Entravision Communications Corp. Class A (a)	6,500	3,120
	Factset Research Systems, Inc. (c)	4,950	246,857
	Fisher Communications, Inc.	700	8,953
	Global Traffic Network, Inc. (a)	1,900	7,201
	Gray Television, Inc.	2,200	1,078
	HSW International, Inc. (a)	400	94
	Harte-Hanks, Inc.	4,300	39,775
	Hollywood Media Corp. (a)	4,300	6,708
	IHS, Inc. Class A (a)	5,300	264,311
	iBEAM Broadcasting Corp. (a)	80	—
	infoGROUP, Inc.	3,200	18,272
	Interactive Data Corp.	3,600	83,304

See Notes to Financial Statements.	38

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	inVentiv Health, Inc. (a)	4,180	$56,555
	John Wiley & Sons, Inc. Class A	4,900	162,925
	Journal Communications, Inc. Class A	4,500	4,725
	Knology, Inc. (a)	3,500	30,205
	The Knot, Inc. (a)	3,100	24,428
	Lamar Advertising Co. Class A (a)(c)	6,807	103,943
	Lee Enterprises, Inc.	2,400	1,272
	Liberty Global, Inc. (a)	26,141	415,380
	Liberty Global, Inc. Series C (a)	3,922	62,007
	Liberty Media Corp. - Entertainment Class A (a)	57,528	1,538,874
	Liberty Media Holding Corp. - Capital (a)	10,407	141,119
	Liberty Media Holding Corp. - Interactive (a)	64,636	323,826
	Lin TV Corp. Class A (a)	3,200	5,376
	Local.com Corp. (a)	500	1,700
	LodgeNet Interactive Corp. (a)	3,600	12,240
	Marchex, Inc. Class B	3,200	10,784
	Martha Stewart Living Omnimedia, Inc. Class A (a)	3,600	11,016
	McClatchy Co. Class A	6,000	3,000
	Media General, Inc. Class A	2,100	4,431
	Mediacom Communications Corp. Class A (a)	5,900	30,149
	Morningstar, Inc. (a)	1,800	74,214
	New Frontier Media, Inc. (a)	5,400	12,960
	Nexstar Broadcasting Group, Inc. Class A (a)	4,500	3,465
	Outdoor Channel Holdings, Inc. (a)	400	2,360
	PDI, Inc. (a)	1,000	4,100
	Playboy Enterprises, Inc. Class B (a)	2,100	5,271
	Primedia, Inc.	3,905	7,849
	RHI Entertainment, Inc. (a)	300	957
	Radio One, Inc. Class D (a)	2,000	500
	Regent Communications, Inc. (a)	2,900	644
	SPAR Group, Inc. (a)	1,400	560
	Saga Communications, Inc. (a)	357	1,839
	Salem Communications Corp. Class A (a)	1,600	1,536
	Salon Media Group, Inc. (a)	30	5
	Schawk, Inc.	2,100	15,771
	Scholastic Corp.	3,410	67,484
	Sinclair Broadcast Group, Inc. Class A	8,400	16,296
	Sirius XM Radio, Inc. (a)	397,750	171,033
	Spanish Broadcasting System, Inc. Class A (a)	5,100	918
	TechTarget, Inc. (a)	1,100	4,400
	TheStreet.com, Inc.	2,600	5,434
	Valassis Communications, Inc. (a)	5,200	31,772
	Value Line, Inc.	100	3,287
	ValueClick, Inc. (a)	9,155	96,311
	Vertro, Inc. (a)	4,400	836

See Notes to Financial Statements.	39

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	WPT Enterprises, Inc. (a)	2,100	$2,520
	Warner Music Group Corp. (a)	7,700	45,045
	WebMD Health Corp. Class A (a)(c)	1,300	38,896
	WebMediaBrands, Inc. (a)	1,900	1,043
	Westwood One, Inc. (a)	3,600	180

			6,783,771

Mining - 0.9%	AMCOL International Corp.	2,200	47,476
	Alliance Holdings GP LP	1,300	24,947
	Alliance Resource Partners LP	2,000	65,000
	Allied Nevada Gold Corp. (a)	6,600	53,196
	Alpha Natural Resources, Inc. (a)	7,800	204,906
	Arch Coal, Inc.	16,000	245,920
	Atna Resources Ltd. (a)	1,792	1,177
	Coeur d’Alene Mines Corp. (a)	6,370	78,351
	Compass Minerals International, Inc.	3,900	214,149
	Evergreen Energy, Inc. (a)(c)	8,200	8,036
	Foundation Coal Holdings, Inc.	5,300	148,983
	General Moly, Inc. (a)	6,700	14,874
	Hecla Mining Co. (a)(c)	27,600	73,968
	International Coal Group, Inc. (a)(c)	11,700	33,462
	James River Coal Co. (a)	3,600	54,468
	National Coal Corp. (a)	2,700	3,213
	Natural Resource Partners LP	3,300	69,465
	Patriot Coal Corp. (a)	7,000	44,660
	Penn Virginia GP Holdings LP	2,000	25,320
	Penn Virginia Resource Partners LP	3,100	42,067
	Royal Gold, Inc.	4,635	193,280
	Solitario Exploration & Royalty Corp. (a)	6,600	12,210
	Stillwater Mining Co. (a)	4,984	28,459
	Timberline Resources Corp. (a)	6,000	2,100
	US Gold Corp. (a)	9,100	24,024
	Vista Gold Corp. (a)	3,800	6,536
	Walter Industries, Inc.	6,300	228,312
	Westmoreland Coal Co. (a)	1,600	12,960

			1,961,519

Mobile Telecommunications - 0.5%	Atlantic Tele-Network, Inc.	1,100	43,219
	Centennial Communications Corp. (a)	7,900	66,044
	FiberTower Corp. (a)	22,700	11,350
	Globalstar, Inc. (a)	5,600	5,880
	iPCS, Inc. (a)	1,900	28,424
	Leap Wireless International, Inc. (a)	6,800	223,924
	NII Holdings, Inc. (a)	18,500	352,795
	NTELOS Holdings Corp.	3,200	58,944
	ORBCOMM, Inc. (a)(c)	1,800	3,168

See Notes to Financial Statements.	40

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Purple Communications, Inc. (a)	6	$14
	Telephone & Data Systems, Inc.	7,500	212,250
	Telephone & Data Systems, Inc. (Special Shares)	2,900	75,284
	TerreStar Corp. (a)	5,100	7,803
	U.S. Cellular Corp. (a)	1,600	61,520
	USA Mobility, Inc.	3,200	40,832
	Virgin Mobile USA, Inc. (a)	5,800	23,316

			1,214,767

Nonlife Insurance - 9.0%	21st Century Holding Co.	1,300	4,186
	AMBAC Financial Group, Inc.	40,100	36,892
	Affirmative Insurance Holdings, Inc.	2,600	9,230
	Alleghany Corp. (a)	565	153,115
	Allied World Assurance Holdings Ltd.	4,000	163,320
	American Financial Group, Inc.	8,250	178,035
	American National Insurance Co.	1,600	120,928
	American Physicians Capital, Inc.	1,150	45,034
	American Safety Insurance Holdings Ltd. (a)	300	4,083
	AmTrust Financial Services, Inc.	4,300	49,020
	Arch Capital Group Ltd. (a)	5,905	345,915
	Argo Group International Holdings Ltd. (a)	3,339	94,226
	Arthur J. Gallagher & Co.	10,100	215,534
	Aspen Insurance Holdings Ltd.	8,300	185,422
	Assured Guaranty Ltd.	10,423	129,037
	Atlantic American Corp. (a)	700	518
	Axis Capital Holdings Ltd.	15,800	413,644
	Baldwin & Lyons, Inc. Class B	950	18,715
	Berkshire Hathaway, Inc. Class A (a)	132	11,880,000
	Brown & Brown, Inc.	12,000	239,160
	CNA Financial Corp.	3,029	46,859
	CNA Surety Corp. (a)	1,900	25,631
	Donegal Group, Inc. Class A	500	7,605
	EMC Insurance Group, Inc.	1,100	22,891
	Eastern Insurance Holdings, Inc.	1,900	17,879
	Employers Holdings, Inc.	5,500	74,525
	Endurance Specialty Holdings Ltd.	5,700	167,010
	Enstar Group Ltd. (a)	600	35,310
	Erie Indemnity Co. Class A	3,200	114,432
	Everest Re Group Ltd.	6,200	443,734
	FPIC Insurance Group, Inc. (a)	1,100	33,682
	First Acceptance Corp. (a)	1,327	2,827
	First American Corp.	8,635	223,733
	First Mercury Financial Corp.	2,400	33,048
	Flagstone Reinsurance Holdings Ltd.	4,500	46,350
	Greenlight Capital Re Ltd. (a)	3,700	64,047
	HCC Insurance Holdings, Inc.	12,250	294,123

See Notes to Financial Statements.	41

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Hanover Insurance Group, Inc.	5,500	$209,605
	Harleysville Group, Inc.	1,400	39,508
	Horace Mann Educators Corp.	4,300	42,871
	IPC Holdings, Ltd.	5,300	144,902
	Infinity Property & Casualty Corp.	1,800	65,628
	Insure.com, Inc. (a)	366	666
	InsWeb Corp. (a)	83	276
	Life Partners Holdings, Inc. (c)	1,031	14,620
	Maiden Holdings Ltd.	4,400	28,864
	Markel Corp. (a)	1,094	308,180
	Max Capital Group Ltd.	5,300	97,838
	Meadowbrook Insurance Group, Inc.	4,400	28,732
	Mercer Insurance Group, Inc.	1,400	22,260
	Mercury General Corp.	2,800	93,604
	Montpelier Re Holdings Ltd.	9,300	123,597
	NYMAGIC, Inc.	600	8,328
	National Interstate Corp.	600	9,108
	National Security Group, Inc.	120	937
	Navigators Group, Inc. (a)	1,700	75,531
	Odyssey Re Holdings Corp.	2,100	83,958
	Old Republic International Corp.	24,512	241,443
	OneBeacon Insurance Group Ltd.	2,600	30,394
	PMA Capital Corp. Class A (a)	4,695	21,362
	PartnerRe Ltd.	6,500	422,175
	Platinum Underwriters Holdings Ltd.	5,200	148,668
	ProAssurance Corp. (a)	3,400	157,114
	RLI Corp.	2,100	94,080
	Reinsurance Group of America, Inc.	6,000	209,460
	RenaissanceRe Holdings Ltd.	6,900	321,126
	Safety Insurance Group, Inc.	1,800	55,008
	SeaBright Insurance Holdings, Inc. (a)	2,900	29,377
	Selective Insurance Group, Inc.	5,800	74,066
	Specialty Underwriters’ Alliance, Inc. (a)	3,600	22,824
	State Auto Financial Corp.	1,425	24,938
	Tower Group, Inc.	4,262	105,612
	Transatlantic Holdings, Inc.	5,931	256,990
	Unico American Corp.	300	2,295
	United America Indemnity, Ltd. (a)	2,700	12,933
	United Fire & Casualty Co.	2,000	34,300
	Unitrin, Inc.	4,800	57,696
	Universal Insurance Holdings, Inc.	400	2,008
	Validus Holdings Ltd.	3,500	76,930
	W.R. Berkley Corp.	14,990	321,835
	Wesco Financial Corp.	145	42,195
	White Mountains Insurance Group, Inc.	852	195,031
	Zenith National Insurance Corp.	4,150	90,221

			20,388,794

See Notes to Financial Statements.	42

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil & Gas Producers - 3.4%	APCO Argentina, Inc.	1,000	$19,230
	ATP Oil & Gas Corp. (a)	3,100	21,576
	Abraxas Petroleum Corp. (a)	7,700	7,315
	Adams Resources & Energy, Inc.	800	13,720
	Alon USA Energy, Inc.	1,500	15,525
	American Oil & Gas, Inc. (a)	7,400	7,400
	Approach Resources, Inc. (a)	1,300	8,970
	Arena Resources, Inc. (a)	4,200	133,770
	Atlas America, Inc.	3,899	69,675
	Atlas Energy Resources LLC	3,800	77,634
	BP Prudhoe Bay Royalty Trust	2,400	165,600
	BPZ Resources, Inc. (a)(c)	8,200	40,098
	Barnwell Industries, Inc.	600	2,370
	Berry Petroleum Co. Class A	4,400	81,796
	Bill Barrett Corp. (a)	3,600	98,856
	BreitBurn Energy Partners LP	4,500	34,560
	Brigham Exploration Co. (a)	4,500	15,705
	CNX Gas Corp. (a)	2,800	73,556
	CREDO Petroleum Corp. (a)	1,700	18,156
	CVR Energy, Inc. (a)	5,854	42,910
	Callon Petroleum Co. (a)	1,100	2,178
	Cano Petroleum, Inc. (a)	10,900	10,355
	Carrizo Oil & Gas, Inc. (a)	3,700	63,455
	Cheniere Energy, Inc. (a)	9,500	27,930
	Cimarex Energy Co.	8,816	249,845
	Clayton Williams Energy, Inc. (a)	1,100	20,757
	Comstock Resources, Inc. (a)	5,300	175,165
	Concho Resources, Inc. (a)	7,400	212,306
	Contango Oil & Gas Co. (a)	1,500	63,735
	Continental Resources, Inc. (a)	3,100	86,025
	Cross Timbers Royalty Trust	956	23,804
	Delek US Holdings, Inc.	1,600	13,568
	Delta Petroleum Corp. (a)	17,835	34,422
	Dorchester Minerals LP	2,100	47,964
	Double Eagle Pete & Mining Co. (a)	1,800	8,964
	Dune Energy, Inc. (a)	7,800	1,014
	EV Energy Partner LP	1,900	35,853
	EXCO Resources, Inc. (a)	18,800	242,896
	Eagle Rock Energy Partners LP	5,600	17,864
	Edge Petroleum Corp. (a)	5,600	3,293
	Encore Acquisition Co. (a)	5,300	163,505
	Encore Energy Partners LP	2,700	38,610
	Endeavour International Corp. (a)	20,400	27,744
	Energen Corp.	7,100	283,290
	FX Energy, Inc. (a)	5,900	22,361
	Forest Oil Corp. (a)	10,500	156,660

See Notes to Financial Statements.	43

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Frontier Oil Corp.	12,000	$157,320
	GMX Resources Inc. (a)	3,200	34,048
	Gasco Energy, Inc. (a)	5,700	1,596
	GeoMet, Inc. (a)	100	110
	GeoPetro Resources Co. (a)	7,600	3,572
	GeoResources, Inc. (a)	1,200	12,240
	Global Partners LP	1,500	27,825
	Goodrich Petroleum Corp. (a)	3,400	83,606
	Gulfport Energy Corp. (a)	3,900	26,715
	Harvest Natural Resources, Inc. (a)	4,000	17,640
	Holly Corp.	5,200	93,496
	Houston American Energy Corp.	2,100	3,843
	Hugoton Royalty Trust	4,200	60,648
	John D. Oil & Gas Co. (a)	6,000	900
	Legacy Reserves LP	1,000	12,960
	Linn Energy LLC (c)	11,800	230,926
	Mariner Energy, Inc. (a)	10,508	123,469
	Martin Midstream Partners LP	1,500	30,960
	McMoRan Exploration Co. (a)	7,100	42,316
	Meridian Resource Corp. (a)	5,100	1,785
	Newfield Exploration Co. (a)	13,998	457,315
	Northern Oil And Gas, Inc. (a)	2,200	14,014
	Panhandle Oil & Gas, Inc.	900	17,667
	Parallel Petroleum Corp. (a)	8,400	16,296
	Penn Virginia Corp.	4,600	75,302
	PetroHawk Energy Corp. (a)	30,601	682,402
	Petroleum Development Corp. (a)	1,680	26,359
	Petroquest Energy, Inc. (a)	7,300	26,937
	Pioneer Southwest Energy Partners LP	700	13,055
	Plains Exploration & Production Co. (a)	12,719	347,992
	Quest Energy Partners LP	2,300	3,197
	Quest Resource Corp. (a)	4,000	1,320
	Quicksilver Resources, Inc. (a)	12,560	116,682
	Ram Energy Resources, Inc. (a)	7,700	6,168
	Regency Energy Partners LP	4,800	69,888
	Rex Energy Corp. (a)	4,600	26,220
	Rosetta Resources, Inc. (a)	5,700	49,875
	SandRidge Energy, Inc. (a)	15,100	128,652
	Southern Union Co.	10,954	201,444
	St. Mary Land & Exploration Co.	6,900	144,003
	Stone Energy Corp. (a)	5,309	39,393
	Swift Energy Co. (a)	4,100	68,265
	Syntroleum Corp. (a)	9,000	19,890
	Toreador Resources Corp.	3,400	22,780
	Tri-Valley Corp. (a)	4,300	4,386

See Notes to Financial Statements.	44

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Ultra Petroleum Corp. (a)	16,900	$659,100
	Vaalco Energy, Inc. (a)	6,500	27,495
	Venoco, Inc. (a)	2,700	20,709
	W&T Offshore, Inc.	3,000	29,220
	Warren Resources, Inc. (a)	6,500	15,925
	Western Gas Partners LP	2,100	32,571
	Western Refining, Inc. (a)	5,945	41,972
	Whiting Petroleum Corp. (a)	6,000	210,960
	Williams Partners LP	5,000	90,300
	Zion Oil & Gas, Inc. (a)	963	10,227

			7,665,941

Oil Equipment, Services & Distribution - 4.9%	Allis-Chalmers Energy, Inc. (a)	2,000	4,620
	Atlas Pipeline Holdings LP	1,100	4,070
	Atlas Pipeline Partners LP	5,500	43,780
	Atwood Oceanics, Inc. (a)	6,100	151,951
	Basic Energy Services, Inc. (a)	2,600	17,758
	Boardwalk Pipeline Partners LP (c)	5,400	121,932
	Bolt Technology Corp. (a)	1,300	14,612
	Boots & Coots, Inc. (a)	6,900	9,591
	Bristow Group, Inc. (a)	2,900	85,927
	Bronco Drilling Co., Inc. (a)	3,500	14,980
	Buckeye GP Holdings LP	1,900	38,532
	Buckeye Partners LP	5,400	231,282
	CARBO Ceramics, Inc.	2,850	97,470
	Cal Dive International, Inc. (a)	4,075	35,167
	Chart Industries, Inc. (a)	3,100	56,358
	Cheniere Energy Partners LP	2,800	20,636
	Complete Production Services, Inc. (a)	5,500	34,980
	Copano Energy LLC Common Units	5,300	85,065
	Crosstex Energy LP	4,300	13,459
	Crosstex Energy, Inc.	7,900	32,864
	DCP Midstream Partners LP	2,800	60,620
	Dawson Geophysical Co. (a)	1,300	38,805
	Dresser-Rand Group, Inc. (a)	9,100	237,510
	Dril-Quip, Inc. (a)	3,300	125,730
	Duncan Energy Partners LP	1,700	27,489
	El Paso Pipeline Partners LP	2,700	47,331
	Enbridge Energy Management LLC (a)	1,801	65,286
	Enbridge Energy Partners LP (c)	8,300	320,214
	Energy Transfer Equity LP	21,500	545,455
	Energy Transfer Partners LP	10,900	441,341
	Enterprise GP Holdings LP (c)	3,600	90,468
	Enterprise Products Partners LP	34,805	868,037
	Exterran Holdings, Inc. (a)	6,863	110,083
	Exterran Partners LP	1,200	16,536

See Notes to Financial Statements.	45

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Flotek Industries, Inc. (a)	2,400	$4,872
	Genesis Energy LP	3,400	43,248
	Geokinetics, Inc. (a)	1,500	20,475
	Global Industries Ltd. (a)	11,730	66,392
	Gulf Island Fabrication, Inc.	1,630	25,803
	Gulfmark Offshore, Inc. (a)	2,500	69,000
	Helix Energy Solutions Group, Inc. (a)	8,784	95,482
	Helmerich & Payne, Inc.	10,100	311,787
	Hercules Offshore, Inc. (a)	10,100	40,097
	Hiland Holdings GP LP (a)	1,800	4,140
	Hiland Partners LP (a)	600	4,386
	Holly Energy Partners LP	1,400	44,450
	Hornbeck Offshore Services, Inc. (a)	3,100	66,309
	ION Geophysical Corp. (a)	9,600	24,672
	Key Energy Services, Inc. (a)	13,600	78,336
	Kinder Morgan Energy Partners LP (c)	19,500	996,840
	Kinder Morgan Management LLC (a)	8,226	371,568
	Lufkin Industries, Inc.	1,600	67,280
	Magellan Midstream Holdings LP	5,600	117,488
	Magellan Midstream Partners LP (c)	7,400	257,224
	MarkWest Energy Partners LP	6,082	110,692
	Matrix Service Co. (a)	3,000	34,440
	Mitcham Industries, Inc. (a)	1,700	8,823
	NATCO Group, Inc. Class A (a)	2,200	72,424
	NGAS Resources, Inc. (a)	4,700	9,823
	Natural Gas Services Group (a)	2,200	29,260
	Newpark Resources, Inc. (a)	6,900	19,665
	Nustar Energy LP	4,800	259,344
	Nustar GP Holdings LLC	3,700	85,470
	OGE Energy Corp.	10,100	286,032
	ONEOK Partners LP	5,300	242,687
	OYO Geospace Corp. (a)	700	17,962
	Oceaneering International, Inc. (a)	5,900	266,680
	Oil States International, Inc. (a)	5,500	133,155
	Omni Energy Services Corp. (a)	3,600	7,560
	PHI, Inc. (a)	1,900	32,566
	Parker Drilling Co. (a)	12,500	54,250
	Patterson-UTI Energy, Inc.	17,710	227,751
	Pioneer Drilling Co. (a)	5,500	26,345
	Plains All American Pipeline LP	12,241	520,855
	Pride International, Inc. (a)	16,100	403,466
	RPC, Inc.	3,375	28,181
	SEACOR Holdings, Inc. (a)	2,177	163,797
	Spectra Energy Partners LP	1,700	36,550
	Sulphco, Inc. (a)(c)	12,700	11,684

See Notes to Financial Statements.	46

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sunoco Logistics Partners LP	2,000	$108,440
	Superior Energy Services, Inc. (a)	8,226	142,063
	Superior Well Services, Inc. (a)	2,100	12,495
	T-3 Energy Services, Inc. (a)	2,200	26,202
	TC PipeLines LP	1,700	59,143
	TEPPCO Partners LP	9,400	280,684
	Targa Resources Partners LP	4,400	61,028
	Teekay LNG Partners LP	1,900	37,050
	Teekay Offshore Partners LP	1,900	26,866
	Tesco Corp. (a)	2,300	18,262
	Tetra Technologies, Inc. (a)	8,250	65,670
	Tidewater, Inc.	4,955	212,421
	Transmontaigne Partners LP	1,500	31,500
	Trico Marine Services, Inc. (a)	3,400	11,662
	Union Drilling, Inc. (a)	2,700	17,874
	Unit Corp. (a)	5,000	137,850
	Williams Pipeline Partners LP	1,800	32,508

			11,190,968

Personal Goods - 1.1%	Alberto-Culver Co.	9,370	238,279
	American Apparel, Inc. (a)	3,100	11,284
	Bare Escentuals, Inc. (a)	6,500	57,655
	Carter’s, Inc. (a)	6,200	152,582
	Charles & Colvard Ltd. (a)	1,750	875
	Chattem, Inc. (a)	2,200	149,820
	Cherokee, Inc.	1,400	27,748
	Columbia Sportswear Co.	1,600	49,472
	Crocs, Inc. (a)	9,000	30,600
	Culp, Inc. (a)	600	3,000
	Deckers Outdoor Corp. (a)	1,600	112,432
	Elizabeth Arden, Inc. (a)	3,300	28,809
	FGX International Holdings Ltd. (a)	2,200	25,036
	Fossil, Inc. (a)	5,017	120,809
	G-III Apparel Group, Ltd. (a)	1,200	13,788
	Hanesbrands, Inc. (a)	9,300	139,593
	Heelys, Inc.	3,700	7,363
	Helen of Troy Ltd. (a)	2,800	47,012
	Iconix Brand Group, Inc. (a)	6,381	98,140
	Inter Parfums, Inc.	2,450	17,983
	Joe’s Jeans, Inc. (a)	2,300	1,518
	Jones Apparel Group, Inc.	9,500	101,935
	K-Swiss, Inc. Class A	3,200	27,200
	Kenneth Cole Productions, Inc. Class A	1,800	12,654
	Lacrosse Footwear, Inc.	500	4,675
	Lakeland Industries, Inc. (a)	1,210	9,898
	Liz Claiborne, Inc.	10,600	30,528
	Maidenform Brands, Inc. (a)	1,600	18,352
	Movado Group, Inc.	2,600	27,404

See Notes to Financial Statements.	47

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Oxford Industries, Inc.	1,600	$18,640
	Parlux Fragrances, Inc. (a)	1,100	1,936
	Perry Ellis International, Inc. (a)	1,800	13,104
	Phillips-Van Heusen Corp.	5,500	157,795
	Phoenix Footwear Group, Inc. (a)	1,000	540
	Physicians Formula Holdings, Inc. (a)	1,000	1,880
	Quiksilver, Inc. (a)	12,500	23,125
	Revlon, Inc., Class A (a)	2,989	16,260
	Rocky Brands, Inc. (a)	1,000	3,910
	Skechers U.S.A., Inc. Class A (a)	3,600	35,172
	Steven Madden Ltd. (a)	2,100	53,445
	Superior Uniform Group, Inc.	1,500	10,875
	Tandy Brands Accessories, Inc.	200	460
	Timberland Co. Class A (a)	4,000	53,080
	True Religion Apparel, Inc. (a)	2,400	53,520
	Under Armour, Inc. Class A (a)(c)	3,400	76,092
	Unifi, Inc. (a)	3,200	4,544
	Volcom, Inc. (a)	2,200	27,500
	The Warnaco Group, Inc. (a)	4,500	145,800
	Weyco Group, Inc.	700	16,163
	Wolverine World Wide, Inc.	5,400	119,124

			2,399,409

Pharmaceuticals & Biotechnology - 4.3%	AMAG Pharmaceuticals, Inc. (a)	2,100	114,807
	ARCA Biopharma, Inc. (a)	511	1,635
	ARYx Therapeutics, Inc. (a)	2,900	11,977
	AVI BioPharma, Inc. (a)	6,900	10,902
	Aastrom Biosciences, Inc. (a)	14,600	6,168
	The Abraxis Bioscience, Inc. (a)	613	22,595
	Acadia Pharmaceuticals, Inc. (a)	4,500	9,855
	Acorda Therapeutics, Inc. (a)	4,200	118,398
	Acura Pharmaceuticals, Inc. (a)	2,600	15,548
	Adolor Corp. (a)	7,200	12,672
	Affymax, Inc. (a)	1,300	23,959
	Affymetrix, Inc. (a)	9,260	54,911
	Akorn, Inc. (a)	8,100	9,720
	Albany Molecular Research, Inc. (a)	2,000	16,780
	Alexion Pharmaceuticals, Inc. (a)	9,000	370,080
	Alexza Pharmaceuticals, Inc. (a)	3,600	8,532
	Alkermes, Inc. (a)	10,400	112,528
	Allos Therapeutics, Inc. (a)	7,300	60,517
	Alnylam Pharmaceuticals, Inc. (a)	3,900	86,853
	Altus Pharmaceuticals, Inc. (a)	500	205
	Amicus Therapeutics, Inc. (a)	1,700	19,465
	Amylin Pharmaceuticals, Inc. (a)	15,300	206,550
	Anadys Pharmaceuticals, Inc. (a)	8,000	14,880

See Notes to Financial Statements.	48

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Anesiva, Inc. (a)	400	$116
	Antigenics, Inc. (a)	12,100	25,410
	Ardea Biosciences, Inc. (a)	1,900	29,906
	Arena Pharmaceuticals, Inc. (a)	11,040	55,089
	Ariad Pharmaceuticals, Inc. (a)	9,500	15,105
	Arqule, Inc. (a)	5,130	31,498
	Array Biopharma, Inc. (a)	5,200	16,328
	AspenBio Pharma, Inc. (a)	1,500	4,005
	Auxilium Pharmaceuticals, Inc. (a)	4,400	138,072
	Avanir Pharmaceuticals, Inc. (a)	7,050	15,651
	Avigen, Inc. (a)	1,000	1,320
	BioCryst Pharmaceuticals, Inc. (a)	1,700	6,851
	BioMarin Pharmaceuticals, Inc. (a)	11,100	173,271
	BioMimetic Therapeutics, Inc. (a)	1,750	16,170
	Biodel, Inc. (a)	600	3,096
	Biopure Corp. Class A (a)	3,363	555
	CPEX Pharmaceuticals, Inc. (a)	90	899
	Cadence Pharmaceuticals, Inc. (a)	1,700	16,983
	Caliper Life Sciences, Inc. (a)	2,385	4,221
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,400	4,298
	Celera Corp. (a)	8,800	67,144
	Cell Genesys, Inc. (a)	5,750	1,679
	Cell Therapeutics, Inc. (a)(c)	42,595	73,263
	Celldex Therapeutics, Inc. (a)	1,766	13,810
	CEL-SCI Corp. (a)	29,900	11,960
	Cerus Corp. (a)	1,400	1,442
	Charles River Laboratories International, Inc. (a)	7,492	252,855
	Chelsea Therapeutics International, Inc. (a)	5,000	21,050
	Columbia Laboratories, Inc. (a)	7,400	8,436
	Cubist Pharmaceuticals, Inc. (a)	6,300	115,479
	CuraGen Corp. (a)	8,400	12,096
	Curis, Inc. (a)	3,300	5,247
	Cypress Bioscience, Inc. (a)	4,200	39,564
	CytRx Corp. (a)	10,200	11,118
	Cytokinetics, Inc. (a)	4,200	11,886
	Cytori Therapeutics, Inc. (a)	6,400	23,104
	Dendreon Corp. (a)	12,130	301,431
	Depomed, Inc. (a)	7,300	23,725
	Discovery Laboratories, Inc. (a)	10,800	11,124
	Durect Corp. (a)	7,200	17,136
	Dusa Pharmaceuticals, Inc. (a)	1,300	1,430
	Dyax Corp. (a)	8,000	17,120
	Dynavax Technologies Corp. (a)	4,700	6,204
	EPIX Pharmaceuticals, Inc. (a)	7,566	1,021
	Emergent Biosolutions, Inc. (a)	2,500	35,825

See Notes to Financial Statements.	49

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Emisphere Technologies, Inc. (a)	4,800	$4,896
	Endo Pharmaceuticals Holdings, Inc. (a)	10,600	189,952
	Entremed, Inc. (a)	4,300	2,150
	Enzo Biochem, Inc. (a)	3,973	17,600
	Enzon Pharmaceuticals, Inc. (a)(c)	5,500	43,285
	EpiCept Corp. (a)(c)	673	525
	Exact Sciences Corp. (a)	1,600	4,240
	Exelixis, Inc. (a)	11,500	56,005
	Facet Biotech Corp. (a)	2,680	24,897
	GTC Biotherapeutics, Inc. (a)	900	2,394
	GTx, Inc. (a)(c)	2,400	22,152
	Gen-Probe, Inc. (a)	5,700	244,986
	GenVec, Inc. (a)	900	657
	Genaera Corp. (a)	566	40
	Genomic Health, Inc. (a)	2,100	36,393
	Genta, Inc. (a)	1,300	11
	Geron Corp. (a)	11,400	87,438
	Halozyme Therapeutics, Inc. (a)	7,300	50,881
	Harvard Bioscience, Inc. (a)	1,520	6,004
	Helicos BioSciences Corp. (a)	500	205
	Hemispherx Biopharma, Inc. (a)(c)	13,900	35,306
	Hi-Tech Pharmacal Co., Inc. (a)	1,075	9,568
	Hollis-Eden Pharmaceuticals, Inc. (a)	2,300	1,150
	Human Genome Sciences, Inc. (a)	14,700	42,042
	Idenix Pharmaceuticals, Inc. (a)	3,600	13,248
	Idera Pharmaceuticals, Inc. (a)	2,100	12,306
	Illumina, Inc. (a)(c)	14,292	556,530
	ImmunoGen, Inc. (a)	5,600	48,216
	Immunomedics, Inc. (a)	8,300	21,082
	Impax Laboratories, Inc. (a)	4,200	30,912
	Incyte Corp. (a)	11,200	36,848
	Infinity Pharmaceuticals, Inc. (a)	1,000	5,840
	Insmed, Inc. (a)	13,600	13,600
	Inspire Pharmaceuticals, Inc. (a)	6,300	35,028
	InterMune, Inc. (a)	3,800	57,760
	Isis Pharmaceuticals, Inc. (a)	9,900	163,350
	Ista Pharmaceuticals, Inc. (a)	5,300	22,260
	Javelin Pharmaceuticals, Inc. (a)	6,200	7,626
	Jazz Pharmaceuticals, Inc. (a)	700	2,611
	K-V Pharmaceutical Co. Class A (a)	4,100	13,161
	Keryx Biopharmaceuticals, Inc. (a)	1,500	1,353
	La Jolla Pharmaceutical Co. (a)	5,540	1,080
	Lexicon Genetics, Inc. (a)	3,000	3,720
	Ligand Pharmaceuticals, Inc. Class B (a)	10,594	30,299
	Luminex Corp. (a)	5,300	98,262
	MAP Pharmaceuticals, Inc. (a)	300	3,666

See Notes to Financial Statements.	50

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	MDRNA, Inc. (a)	3,390	$4,678
	MannKind Corp. (a)(c)	7,400	61,494
	Matrixx Initiatives, Inc. (a)	1,800	10,062
	Maxygen, Inc. (a)	4,300	28,896
	Medarex, Inc. (a)	14,000	116,900
	Medicines Co. (a)	5,670	47,571
	Medicis Pharmaceutical Corp. Class A	5,900	96,288
	Medivation, Inc. (a)	3,100	69,471
	Micromet, Inc. (a)	2,433	12,116
	MiddleBrook Pharmaceuticals, Inc. (a)	8,000	10,800
	Molecular Insight Pharmaceuticals, Inc. (a)	3,700	19,129
	Momenta Pharmaceuticals, Inc. (a)	3,400	40,902
	Monogram Biosciences, Inc. (a)	2,743	12,426
	Myriad Genetics, Inc. (a)	10,800	385,020
	NPS Pharmaceuticals, Inc. (a)	6,340	29,544
	Nabi Biopharmaceuticals (a)	5,700	13,794
	Nektar Therapeutics (a)	10,100	65,448
	Neurocrine Biosciences, Inc. (a)	5,345	17,264
	Neurogen Corp. (a)	2,600	624
	Nile Therapeutics, Inc. (a)	4,900	4,410
	Novavax, Inc. (a)	9,000	29,520
	Noven Pharmaceuticals, Inc. (a)	3,000	42,900
	OSI Pharmaceuticals, Inc. (a)	6,567	185,386
	Obagi Medical Products, Inc. (a)	2,700	19,683
	OncoGenex Pharmaceutical, Inc. (a)	700	15,316
	Onyx Pharmaceuticals, Inc. (a)	6,100	172,386
	Opko Health, Inc. (a)	8,100	14,337
	Optimer Pharmaceuticals, Inc. (a)(c)	3,700	55,389
	Orchid Cellmark, Inc. (a)	1,745	2,792
	Ore Pharmaceuticals, Inc. (a)	380	198
	Orexigen Therapeutics, Inc. (a)	4,700	24,111
	Orthologic Corp. (a)	4,100	2,911
	Oscient Pharmaceuticals Corp. (a)	550	109
	Osiris Therapeutics, Inc. (a)	2,000	26,860
	OxiGene, Inc. (a)	2,000	4,360
	PDL BioPharma, Inc.	13,100	103,490
	Pain Therapeutics, Inc. (a)	4,500	24,165
	Palatin Technologies, Inc. (a)	10,600	2,650
	Par Pharmaceutical Cos., Inc. (a)	4,300	65,145
	Penwest Pharmaceuticals Co. (a)	4,600	13,110
	Peregrine Pharmaceuticals, Inc. (a)(c)	20,800	17,472
	Perrigo Co.	9,000	250,020
	Pharmacyclics, Inc. (a)	2,290	3,069
	Pharmasset, Inc. (a)	2,300	25,875
	Poniard Pharmaceuticals, Inc. (a)	933	5,570
	Pozen, Inc. (a)	3,300	25,344

See Notes to Financial Statements.	51

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Prestige Brands Holdings, Inc. (a)	3,900	$23,985
	Progenics Pharmaceuticals, Inc. (a)	3,200	16,480
	Questcor Pharmaceuticals, Inc. (a)	6,900	34,500
	RXi Pharmaceuticals Corp. (a)	507	2,302
	Regeneron Pharmaceuticals, Inc. (a)	6,800	121,856
	Repligen Corp. (a)	3,300	18,150
	Repros Therapeutics, Inc. (a)	1,300	9,347
	Rexahn Pharmaceuticals, Inc. (a)	5,000	4,150
	Rigel Pharmaceuticals, Inc. (a)	4,065	49,268
	SIGA Technologies, Inc. (a)	3,100	26,164
	Salix Pharmaceuticals Ltd. (a)	5,703	56,289
	Sangamo Biosciences, Inc. (a)(c)	4,200	20,748
	Santarus, Inc. (a)	2,700	7,614
	Savient Pharmaceuticals, Inc. (a)	7,384	102,342
	Sciclone Pharmaceuticals, Inc. (a)	5,700	14,592
	Seattle Genetics, Inc. (a)	6,700	65,124
	Sepracor, Inc. (a)	11,455	198,401
	Sequenom, Inc. (a)	8,466	33,102
	Somaxon Pharmaceuticals, Inc. (a)	3,000	3,300
	Spectrum Pharmaceuticals, Inc. (a)	3,516	26,897
	StemCells, Inc. (a)	15,900	27,030
	Strategic Diagnostics, Inc. (a)	5,000	5,800
	Sucampo Pharmaceuticals, Inc. Class A (a)	900	5,553
	SuperGen, Inc. (a)	3,130	6,291
	Synta Pharmaceuticals Corp. (a)	2,100	4,851
	Targeted Genetics Corp. (a)	850	297
	Techne Corp.	4,000	255,240
	Telik, Inc. (a)	8,430	7,157
	Theravance, Inc. (a)	5,500	80,520
	Threshold Pharmaceuticals, Inc. (a)	1,216	1,812
	TorreyPines Therapeutics, Inc. (a)	375	49
	Transcept Pharmaceuticals, Inc. (a)	800	4,136
	Transgenomic, Inc. (a)	900	360
	Trimeris, Inc.	2,900	5,858
	Trubion Pharmaceuticals, Inc. (a)	400	1,044
	Unigene Laboratories, Inc. (a)	10,700	16,371
	United Therapeutics Corp. (a)	2,600	216,658
	Valeant Pharmaceuticals International (a)	7,800	200,616
	Vanda Pharmaceuticals, Inc. (a)	3,500	41,195
	Vertex Pharmaceuticals, Inc. (a)	17,762	633,038
	Via Pharmaceuticals, Inc. (a)	9	5
	Vical, Inc. (a)	1,000	2,710
	Vion Pharmaceuticals, Inc. (a)	330	650
	ViroPharma, Inc. (a)	7,400	43,882
	Vivus, Inc. (a)	7,600	46,208

See Notes to Financial Statements.	52

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Warner Chilcott Ltd. (a)	8,500	$111,775
	XOMA Ltd. (a)	28,400	23,288
	Xenoport, Inc. (a)	3,000	69,510
	ZymoGenetics, Inc. (a)	5,900	27,140

			9,867,725

Real Estate Investment & Services - 0.4%	American Realty Investors, Inc. (a)	500	5,100
	Avatar Holdings, Inc. (a)	700	12,719
	Brookfield Properties Corp.	22,700	180,919
	California Coastal Communities, Inc. (a)	3,200	4,416
	Consolidated-Tomoka Land Co.	300	10,524
	Forest City Enterprises, Inc. Class A	12,900	85,140
	Forestar Group, Inc. (a)	2,833	33,656
	Grubb & Ellis Co.	4,922	3,938
	HFF, Inc. Class A (a)	2,700	10,530
	Hilltop Holdings, Inc. (a)	5,680	67,422
	Jones Lang LaSalle, Inc.	4,825	157,922
	LoopNet, Inc. (a)	4,000	31,000
	Market Leader, Inc. (a)	1,600	2,960
	Maui Land & Pineapple Co., Inc. (a)	400	3,084
	Move, Inc. (a)	11,524	24,892
	Reis, Inc. (a)	2,000	7,820
	The St. Joe Co. (a)(c)	10,200	270,198
	Stratus Properties, Inc. (a)	200	1,270
	Tejon Ranch Co. (a)	900	23,841
	Thomas Properties Group, Inc.	2,600	4,082
	Transcontinental Realty Investors, Inc. (a)	100	1,207
	W.P. Carey & Co. LLC	2,600	64,948
	ZipRealty, Inc. (a)	1,049	2,811

			1,010,399

Real Estate Investment Trusts (REITs) - 4.7%	AMB Property Corp. (b)	14,800	278,388
	Acadia Realty Trust	3,427	44,722
	Agree Realty Corp.	1,400	25,662
	Alesco Financial, Inc. (a)	1,795	1,418
	Alexander’s, Inc.	300	80,880
	Alexandria Real Estate Equities, Inc. (b)	4,100	146,739
	American Campus Communities, Inc.	6,375	141,398
	American Capital Agency Corp.	1,500	34,455
	Annaly Capital Management, Inc.	61,800	935,652
	Anthracite Capital, Inc. (d)	8,400	5,208
	Anworth Mortgage Asset Corp.	10,900	78,589
	Arbor Realty Trust, Inc.	2,800	4,900
	Arlington Asset Investment Corp. (a)	9,710	3,690
	Ashford Hospitality Trust, Inc.	10,000	28,100
	Associated Estates Realty Corp.	4,400	26,224
	BRE Properties	5,435	129,136
	BRT Realty Trust	2,000	9,000

See Notes to Financial Statements.	53

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	BioMed Realty Trust, Inc.	10,600	$108,438
	Brandywine Realty Trust	13,914	103,659
	CBL & Associates Properties, Inc. (c)	15,121	81,502
	Camden Property Trust	6,657	183,733
	CapLease, Inc.	5,600	15,456
	Capital Trust, Inc.	2,100	3,045
	Capstead Mortgage Corp.	5,400	68,634
	Care Investment Trust, Inc.	2,700	14,040
	Cedar Shopping Centers, Inc.	5,400	24,408
	Chimera Investment Corp.	61,800	215,682
	Cogdell Spencer, Inc.	6,700	28,743
	Colonial Properties Trust	4,600	34,040
	Corporate Office Properties Trust	5,500	161,315
	Cousins Properties, Inc.	4,473	38,021
	DCT Industrial Trust, Inc.	21,600	88,128
	Developers Diversified Realty Corp.	13,400	65,392
	DiamondRock Hospitality Co.	11,900	74,494
	Digital Realty Trust, Inc.	7,800	279,630
	Douglas Emmett, Inc.	12,200	109,678
	Duke Realty Corp.	22,175	194,475
	Dupont Fabros Technology, Inc.	3,800	35,796
	Dynex Capital Corp.	1,200	9,840
	Eastgroup Properties, Inc.	2,700	89,154
	Education Realty Trust, Inc.	4,000	17,160
	Entertainment Properties Trust	3,600	74,160
	Equity Lifestyle Properties, Inc.	2,500	92,950
	Equity One, Inc. (c)	3,655	48,465
	Essex Property Trust, Inc.	3,200	199,136
	Extra Space Storage, Inc.	8,160	68,136
	FBR Capital Markets Corp. (a)	5,647	26,541
	Federal Realty Investment Trust	6,240	321,485
	FelCor Lodging Trust, Inc.	6,800	16,728
	First Industrial Realty Trust, Inc. (c)	5,900	25,665
	First Potomac Realty Trust	3,000	29,250
	Franklin Street Properties Corp.	7,000	92,750
	Getty Realty Corp.	1,900	35,853
	Gladstone Commercial Corp.	2,000	25,920
	Glimcher Realty Trust	8,100	23,490
	Government Properties Income Trust (a)	1,100	22,583
	Gramercy Capital Corp. (a)	2,839	4,571
	HRPT Properties Trust	25,200	102,312
	Hatteras Financial Corp.	4,800	137,232
	Healthcare Realty Trust, Inc.	6,500	109,395
	Hersha Hospitality Trust	8,300	20,584
	Highwoods Properties, Inc.	6,650	148,761
	Home Properties, Inc.	3,700	126,170
	Hospitality Properties Trust	11,957	142,169

See Notes to Financial Statements.	54

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Inland Real Estate Corp.	6,400	$44,800
	Investors Real Estate Trust	6,500	57,785
	iStar Financial, Inc. (c)	14,000	39,760
	JER Investors Trust, Inc.	95	33
	Kilroy Realty Corp.	5,500	112,970
	Kite Realty Group Trust	5,600	16,352
	LTC Properties, Inc.	2,000	40,900
	LTC-Amerivest Liquidating Trust (a)	4,400	—
	LaSalle Hotel Properties	6,500	80,210
	Lexington Corporate Properties Trust	8,919	30,325
	Liberty Property Trust	10,360	238,694
	MFA Financial, Inc.	27,400	189,608
	The Macerich Co. (c)	8,316	146,445
	Mack-Cali Realty Corp.	8,100	184,680
	Maguire Properties, Inc. (a)	4,500	3,825
	Medical Properties Trust, Inc.	7,100	43,097
	Mid-America Apartment Communities, Inc.	3,100	113,801
	Mission West Properties, Inc.	1,100	7,513
	Monmouth Real Estate Investment Corp. Class A	2,462	14,427
	National Health Investors, Inc.	2,100	56,091
	National Retail Properties, Inc.	8,591	149,054
	Nationwide Health Properties, Inc.	10,900	280,566
	New York Mortgage Trust, Inc.	3,300	17,094
	Newcastle Investment Corp.	5,605	3,699
	NorthStar Realty Finance Corp. (c)	10,985	31,088
	Omega Healthcare Investors, Inc.	8,600	133,472
	One Liberty Properties, Inc.	1,151	6,618
	PMC Commercial Trust	2,125	14,089
	PS Business Parks, Inc.	1,900	92,036
	Parkway Properties, Inc.	2,900	37,700
	Pennsylvania Real Estate Investment Trust (c)	4,399	21,995
	Post Properties, Inc.	4,900	65,856
	Potlatch Corp.	4,159	101,022
	RAIT Investment Trust	6,600	9,042
	Ramco-Gershenson Properties Trust	2,000	20,020
	Rayonier, Inc.	8,371	304,286
	Realty Income Corp. (c)	10,900	238,928
	Redwood Trust, Inc.	6,400	94,464
	Regency Centers Corp.	8,300	289,753
	Roberts Realty Investors, Inc.	490	397
	SL Green Realty Corp.	7,382	169,343
	Saul Centers, Inc.	1,300	38,441
	Senior Housing Properties Trust	13,200	215,424
	Sovran Self Storage, Inc.	2,400	59,040
	Strategic Hotel Capital, Inc.	5,400	5,994

See Notes to Financial Statements.	55

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sun Communities, Inc.	2,600	$35,828
	Sunstone Hotel Investors, Inc.	8,780	46,973
	Supertel Hospitality, Inc.	300	546
	Tanger Factory Outlet Centers, Inc.	4,100	132,963
	Taubman Centers, Inc.	5,900	158,474
	U-Store-It Trust	5,300	25,970
	UDR, Inc.	14,664	151,479
	UMH Properties, Inc.	500	3,985
	Universal Health Realty Income Trust	1,300	40,976
	Urstadt Biddle Properties, Inc.	1,300	17,264
	Urstadt Biddle Properties, Inc. Class A	900	12,672
	Walter Investment Management Corp. (a)	3,118	41,407
	Washington Real Estate Investment Trust	5,800	129,746
	Weingarten Realty Investors	11,675	169,404
	Winthrop Realty Trust	3,071	27,424

			10,728,778

Software & Computer Services - 4.4%	ACI Worldwide, Inc. (a)	3,600	50,256
	AMICAS, Inc. (a)	3,400	9,452
	Accelrys, Inc. (a)	3,000	17,730
	Actuate Corp. (a)	4,800	22,944
	Advent Software, Inc. (a)(c)	1,900	62,301
	American Software Class A	4,300	24,768
	Analysts International Corp. (a)	200	112
	Answers Corp. (a)	800	6,448
	Ansys, Inc. (a)	9,506	296,206
	ArcSight, Inc. (a)	1,800	31,986
	Ariba, Inc. (a)	9,454	93,027
	Art Technology Group, Inc. (a)	14,071	53,469
	athenahealth, Inc. (a)	3,200	118,432
	Atrinsic, Inc. (a)	2,231	2,677
	Authentidate Holding Corp. (a)	2,000	2,400
	BSQUARE Corp. (a)	1,150	3,416
	BigBand Networks, Inc. (a)	4,400	22,748
	Blackbaud, Inc.	4,748	73,831
	Blackboard, Inc. (a)	3,100	89,466
	Borland Software Corp. (a)	5,300	6,837
	Bottomline Technologies, Inc. (a)	1,300	11,713
	CACI International, Inc. Class A (a)	3,300	140,943
	CSG Systems International, Inc. (a)	4,165	55,145
	Cadence Design Systems, Inc. (a)	27,700	163,430
	Callidus Software, Inc. (a)	1,900	5,415
	Cerner Corp. (a)	6,700	417,343
	Chordiant Software, Inc. (a)	3,020	10,963
	Ciber, Inc. (a)	3,800	11,780
	Cicero, Inc. (a)	1	—
	Clearwire Corp. Class A (a)	7,200	39,816

See Notes to Financial Statements.	56

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cogent Communications Group, Inc. (a)	5,700	$46,455
	CommVault Systems, Inc. (a)	4,300	71,294
	Communication Intelligence Corp. (a)	700	67
	Computer Programs & Systems, Inc.	1,600	61,296
	Concur Technologies, Inc. (a)	5,100	158,508
	Convera Corp. (a)	9,200	1,748
	DST Systems, Inc. (a)	4,200	155,190
	DealerTrack Holdings, Inc. (a)	4,200	71,400
	Delrek, Inc. (a)	2,613	11,340
	Deltathree, Inc. Class A (a)	100	22
	DemandTec, Inc. (a)	2,500	22,000
	Diamond Management & Technology Consultants, Inc.	3,000	12,600
	Digimarc Corp. (a)	1,700	21,369
	Digital River, Inc. (a)	4,300	156,176
	DivX, Inc. (a)	4,500	24,705
	Double-Take Software, Inc. (a)	2,700	23,355
	Dynamics Research Corp. (a)	1,400	14,014
	EPIQ Systems, Inc. (a)	3,400	52,190
	EarthLink, Inc. (a)	11,900	88,179
	Ebix, Inc. (a)	1,000	31,320
	Eclipsys Corp. (a)	6,000	106,680
	Egain Communications Corp. (a)	20	4
	Entrust, Inc. (a)	4,200	7,602
	Epicor Software Corp. (a)	5,700	30,210
	Equinix, Inc. (a)	4,015	292,051
	Evolve Software, Inc. (a)	2	—
	Evolving Systems, Inc. (a)	3,200	8,320
	Fair Isaac Corp.	5,051	78,088
	FalconStor Software, Inc. (a)	5,800	27,550
	Forrester Research, Inc. (a)	1,500	36,825
	GSE Systems, Inc. (a)	1,203	8,120
	Gartner, Inc. Class A (a)	6,080	92,781
	Guidance Software, Inc. (a)	3,000	11,250
	The Hackett Group, Inc. (a)	4,200	9,786
	i2 Technologies, Inc. (a)	2,600	32,630
	IAC/InterActiveCorp. (a)	11,350	182,168
	ICF International, Inc. (a)	1,100	30,349
	iGate Corp.	5,200	34,424
	Imergent, Inc.	1,800	12,600
	Immersion Corp. (a)	4,800	23,712
	Informatica Corp. (a)	9,700	166,743
	Infospace, Inc. (a)	3,840	25,459
	Inter Allscripts - Misys Healthcare Solutions, Inc.	7,045	111,734
	Interactive Intelligence, Inc. (a)	2,100	25,746
	Internap Network Services Corp. (a)	5,610	19,579

See Notes to Financial Statements.	57

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Internet Capital Group, Inc. (a)	4,275	$28,771
	Ipass, Inc. (a)	5,900	9,440
	Isilon Systems, Inc. (a)	5,400	22,896
	j2 Global Communications, Inc. (a)	4,800	108,288
	JDA Software Group, Inc. (a)	3,400	50,864
	Kenexa Corp. (a)	2,200	25,454
	Keynote Systems, Inc. (a)	2,400	18,336
	Lawson Software, Inc. (a)	13,700	76,446
	LivePerson, Inc. (a)	5,600	22,400
	LookSmart, Ltd. (a)	1,342	1,785
	MAXIMUS, Inc.	2,000	82,500
	MSC.Software Corp. (a)	3,100	20,646
	Macrovision Solutions Corp. (a)	8,599	187,544
	Magma Design Automation, Inc. (a)	4,440	6,482
	Manhattan Associates, Inc. (a)	3,200	58,304
	Mastech Holdings, Inc. (a)	346	1,201
	MedAssets, Inc. (a)	3,200	62,240
	Mentor Graphics Corp. (a)	9,700	53,059
	Merge Healthcare, Inc. (a)	3,500	15,050
	MicroStrategy, Inc. Class A (a)	1,290	64,784
	Monotype Imaging Holdings, Inc. (a)	1,100	7,491
	NCI, Inc. Class A (a)	1,200	36,504
	NIC, Inc.	3,200	21,664
	NaviSite, Inc. (a)	313	429
	NetScout Systems, Inc. (a)	2,900	27,202
	NetSol Technologies, Inc. (a)	20	13
	NetSuite, Inc. (a)	1,100	12,991
	Nuance Communications, Inc. (a)	23,335	282,120
	Omniture, Inc. (a)	9,076	113,995
	On2 Technologies, Inc. (a)(c)	19,400	8,148
	OpenTV Corp. (a)	13,000	17,160
	Openwave Systems, Inc. (a)	6,061	13,577
	Opnet Technologies, Inc.	1,200	10,992
	PC-Tel, Inc. (a)	2,300	12,305
	PDF Solutions, Inc. (a)	300	765
	PLATO Learning, Inc. (a)	4,591	18,364
	PROS Holdings, Inc. (a)	1,800	14,616
	Parametric Technology Corp. (a)	12,100	141,449
	Pegasystems, Inc.	1,200	31,656
	Perficient, Inc. (a)	3,400	23,766
	Perot Systems Corp. Class A (a)	9,500	136,135
	Phase Forward, Inc. (a)	4,700	71,017
	Phoenix Technologies Ltd. (a)	3,200	8,672
	Pomeroy IT Solutions, Inc. (a)	2,300	13,754
	Progress Software Corp. (a)	4,400	93,148
	QAD, Inc.	1,700	5,525

See Notes to Financial Statements.	58

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Quality Systems, Inc. (c)	2,200	$125,312
	Quest Software, Inc. (a)	7,300	101,762
	Rackspace Hosting, Inc. (a)	7,300	101,178
	Red Hat, Inc. (a)	20,800	418,704
	Renaissance Learning, Inc.	1,700	15,657
	RightNow Technologies, Inc. (a)	2,700	31,860
	RiskMetrics Group, Inc. (a)	2,700	47,682
	Rosetta Stone, Inc. (a)	1,200	32,928
	S1 Corp. (a)	6,000	41,400
	SAIC, Inc. (a)	20,800	385,840
	SAVVIS, Inc. (a)	4,033	46,218
	SPSS, Inc. (a)	2,209	73,714
	SRA International, Inc. Class A (a)	4,300	75,508
	SRS Labs Inc. (a)	2,800	18,620
	Saba Software, Inc. (a)	1,229	4,732
	Sapient Corp. (a)	9,600	60,384
	Scientific Learning Corp. (a)	100	195
	Selectica, Inc. (a)	11,400	4,788
	Smith Micro Software, Inc. (a)	3,200	31,424
	SoftBrands, Inc. (a)	114	103
	SolarWinds, Inc. (a)	300	4,947
	Solera Holdings, Inc. (a)	7,600	193,040
	Sonic Solutions, Inc. (a)	3,000	8,850
	Sourcefire, Inc. (a)	2,000	24,780
	Stanley, Inc. (a)	1,900	62,472
	SuccessFactors, Inc. (a)	2,900	26,622
	SumTotal Systems, Inc. (a)	3,645	17,532
	Support.com Inc. (a)	5,000	10,900
	Switch and Data Facilities Co., Inc. (a)	3,100	36,363
	Sybase, Inc. (a)	8,655	271,248
	Synchronoss Technologies, Inc. (a)	2,400	29,448
	Synopsys, Inc. (a)	14,105	275,189
	Syntel, Inc.	2,400	75,456
	TIBCO Software, Inc. (a)	20,300	145,551
	Taleo Corp. Class A (a)	3,300	60,291
	TeleCommunication Systems, Inc. Class A (a)	5,500	39,105
	Terremark Worldwide, Inc. (a)	2,700	15,606
	Tyler Technologies, Inc. (a)	4,000	62,480
	Ultimate Software Group, Inc. (a)	3,100	75,144
	Unica Corp. (a)	100	548
	Unisys Corp. (a)	36,500	55,115
	United Online, Inc.	8,974	58,421
	VASCO Data Security International, Inc. (a)	3,300	24,123
	VMware, Inc. (a)	4,400	119,988
	Vignette Corp. (a)	3,530	46,420

See Notes to Financial Statements.	59

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Virtusa Corp. (a)	2,700	$21,681
	Vital Images, Inc. (a)	2,300	26,105
	Vocus, Inc. (a)	2,100	41,496
	Wave Systems Corp. Class A (a)	666	726
	Web.Com Group, Inc. (a)	3,523	19,834
	Websense, Inc. (a)	4,700	83,848
	Wind River Systems, Inc. (a)	7,600	87,096
	Zanett, Inc. (a)	125	54
	Zix Corp. (a)	6,400	9,600

			9,930,729

Support Services - 5.2%	3PAR, Inc. (a)	2,500	31,000
	A.M. Castle & Co.	2,000	24,160
	ABM Industries, Inc. (b)	5,000	90,350
	AMN Healthcare Services, Inc. (a)	4,420	28,199
	AMREP Corp. (a)	500	5,515
	APAC Customer Services, Inc. (a)	3,400	17,442
	ATG, Inc. (a)	1,100	—
	Acacia Research - Acacia Technologies (a)	3,300	25,971
	Accenture Ltd. Class A	66,400	2,221,744
	Acxiom Corp.	7,000	61,810
	Administaff, Inc.	2,500	58,175
	The Advisory Board Co. (a)	1,900	48,830
	Aecom Technology Corp. (a)	9,600	307,200
	Alliance Data Systems Corp. (a)(c)	6,500	267,735
	American Caresource Holdings, Inc. (a)	1,000	3,740
	American Dental Partners, Inc. (a)	1,500	13,605
	American Ecology Corp.	2,360	42,291
	American Reprographics Co. (a)	4,200	34,944
	Applied Industrial Technologies, Inc.	4,300	84,710
	Arcadia Resources, Inc. (a)	1,900	1,159
	Barnes Group, Inc.	3,800	45,182
	Barrett Business Services, Inc.	800	8,400
	Black Box Corp.	1,900	63,593
	Bowne & Co., Inc.	3,085	20,083
	The Brink’s Co.	4,300	124,829
	Brink’s Home Security Holdings, Inc. (a)	4,600	130,226
	Broadridge Financial Solutions LLC	14,900	247,042
	CBIZ, Inc. (a)	6,545	46,600
	CDI Corp.	1,500	16,725
	COMSYS IT Partners, Inc. (a)	1,400	8,190
	CRA International, Inc. (a)	1,400	38,864
	Cardtronics, Inc. (a)	600	2,286
	Casella Waste Systems, Inc. (a)	4,600	9,154
	Cass Information Systems, Inc.	500	16,370
	Ceco Environmental Corp. (a)	1,900	7,562
	Cenveo, Inc. (a)	3,300	13,959

See Notes to Financial Statements.	60

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Champion Industries, Inc.	700	$1,197
	Clean Harbors, Inc. (a)	2,500	134,975
	CoStar Group, Inc. (a)	2,400	95,688
	Coinstar, Inc. (a)	3,300	88,110
	Comfort Systems USA, Inc.	4,400	45,100
	Consolidated Graphics, Inc. (a)	1,600	27,872
	Cornell Cos., Inc. (a)	1,700	27,557
	Corporate Executive Board Co.	3,600	74,736
	Corrections Corp. of America (a)	13,000	220,870
	Courier Corp.	537	8,195
	Crawford & Co. Class B (a)	3,200	15,360
	Cross Country Healthcare, Inc. (a)	3,600	24,732
	CyberSource Corp. (a)	7,650	117,045
	DXP Enterprises, Inc. (a)	1,600	18,352
	Deluxe Corp.	4,600	58,926
	Dice Holdings, Inc. (a)	3,100	14,415
	Document Security Systems, Inc. (a)	2,500	4,750
	ENGlobal Corp. (a)	700	3,444
	EVCI Career Colleges Holding Corp. (a)	1	—
	eLoyalty Corp. (a)	40	315
	Electro Rent Corp.	1,000	9,490
	EnergySolutions, Inc.	8,400	77,280
	Ennis, Inc.	2,300	28,658
	Euronet Worldwide, Inc. (a)	5,245	101,701
	ExlService Holdings, Inc. (a)	2,300	25,783
	Exponent, Inc. (a)	1,700	41,667
	FTI Consulting, Inc. (a)	5,350	271,352
	First Advantage Corp. Class A (a)	1,300	19,773
	Frontline Capital Group (a)	300	—
	Fuel Tech, Inc. (a)	2,000	19,400
	Furmamite Corp. (a)	2,100	9,366
	G&K Services, Inc. Class A	2,000	42,300
	GATX Corp.	4,500	115,740
	GP Strategies Corp. (a)	3,400	20,026
	Genpact Ltd. (a)	5,800	68,150
	The Geo Group, Inc. (a)	5,700	105,906
	GeoEye, Inc. (a)	2,300	54,188
	Global Cash Access, Inc. (a)	4,400	35,024
	Global Payments, Inc.	8,520	319,159
	Great Lakes Dredge & Dock Corp.	6,000	28,680
	HLTH Corp. (a)	10,092	132,205
	Harris Interactive, Inc. (a)	3,900	1,599
	Heartland Payment Systems, Inc.	3,200	30,624
	Heidrick & Struggles International, Inc.	2,400	43,800
	Hewitt Associates, Inc. Class A (a)	9,120	271,594

See Notes to Financial Statements.	61

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Hudson Highland Group, Inc. (a)	1,800	$3,528
	Huron Consulting Group, Inc. (a)	2,300	106,329
	ICT Group, Inc. (a)	800	6,984
	Innerworkings, Inc. (a)	4,400	20,900
	Interline Brands, Inc. (a)	3,600	49,248
	Jack Henry & Associates, Inc.	9,000	186,750
	Kaman Corp. Class A	2,800	46,760
	Kelly Services, Inc. Class A	3,400	37,230
	Kforce, Inc. (a)	4,070	33,659
	Korn/Ferry International (a)	4,700	50,008
	LECG Corp. (a)	3,900	12,714
	Lawson Products, Inc.	534	7,588
	Lender Processing Services, Inc.	10,100	280,477
	Lincoln Educational Services Corp. (a)	1,000	20,930
	Lionbridge Technologies, Inc. (a)	5,700	10,488
	M&F Worldwide Corp. (a)	1,600	32,000
	MPS Group, Inc. (a)	8,200	62,648
	MSC Industrial Direct Co. Class A	4,600	163,208
	MWI Veterinary Supply, Inc. (a)	1,400	48,804
	Management Network Group, Inc. (a)	3,900	1,443
	Manpower, Inc.	8,316	352,099
	McGrath RentCorp	2,000	38,120
	Metalico, Inc. (a)	2,900	13,514
	Metavante Technologies, Inc. (a)	9,000	232,740
	Michael Baker Corp. (a)	900	38,124
	Mobile Mini, Inc. (a)	3,400	49,878
	Moduslink Global Solutions, Inc. (a)	5,070	34,780
	Multi-Color Corp.	1,300	15,938
	Nalco Holding Co.	15,400	259,336
	National CineMedia, Inc.	5,100	70,176
	Navigant Consulting, Inc. (a)	5,200	67,184
	NeuStar, Inc. Class A (a)	8,400	186,144
	Odyssey Marine Exploration, Inc. (a)	3,200	5,120
	On Assignment, Inc. (a)	2,500	9,775
	Online Resources Corp. (a)	1,900	11,856
	Onvia, Inc. (a)	60	338
	PRG-Schultz International, Inc. (a)	4,070	10,989
	Park-Ohio Holdings Corp. (a)	1,500	5,130
	Perma-Fix Environmental Services (a)	700	1,694
	Pfsweb, Inc. (a)	25	34
	PowerSecure International, Inc. (a)	1,900	8,094
	Premiere Global Services, Inc. (a)	5,885	63,793
	Protection One, Inc. (a)	1,175	5,029
	RSC Holdings, Inc. (a)(c)	4,900	32,928
	Rentrak Corp. (a)	200	3,286
	Resources Connection, Inc. (a)	4,900	84,133
	SYKES Enterprises, Inc. (a)	3,600	65,124

See Notes to Financial Statements.	62

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Schnitzer Steel Industries, Inc. Class A	2,450	$129,507
	School Specialty, Inc. (a)	2,000	40,420
	Spherion Corp. (a)	5,700	23,484
	Stamps.com, Inc. (a)	2,650	22,472
	The Standard Register Co.	1,800	5,868
	Startek, Inc. (a)	800	6,416
	Symyx Technologies, Inc. (a)	2,400	14,040
	Team, Inc. (a)	2,100	32,907
	TechTeam Global, Inc. (a)	2,300	15,042
	TeleTech Holdings, Inc. (a)	4,000	60,600
	Tetra Tech, Inc. (a)	6,525	186,941
	Thomas Group, Inc. (a)	2,000	1,540
	Tier Technologies, Inc. Class B (a)	2,000	15,360
	TrueBlue, Inc. (a)	3,600	30,240
	URS Corp. (a)	8,693	430,477
	Unifirst Corp.	1,700	63,189
	United Rentals, Inc. (a)	5,660	36,733
	United Stationers, Inc. (a)	2,600	90,688
	Universal Technical Institute, Inc. (a)	2,655	39,639
	Viad Corp.	2,250	38,745
	VistaPrint Ltd. (a)	4,300	183,395
	Volt Information Sciences, Inc. (a)	1,600	10,032
	Waste Connections, Inc. (a)	8,325	215,701
	Watson Wyatt Worldwide, Inc.	4,440	166,633
	Wright Express Corp. (a)	4,300	109,521

			11,839,391

Technology Hardware & Equipment - 6.4%	3Com Corp. (a)	40,390	190,237
	3D Systems Corp. (a)	2,200	15,862
	ADC Telecommunications, Inc. (a)(b)	11,600	92,336
	AXT, Inc. (a)	1,200	1,656
	Acme Packet, Inc. (a)	4,700	47,564
	Actel Corp. (a)	2,900	31,117
	Adaptec, Inc. (a)	13,400	35,510
	Adtran, Inc.	6,880	147,713
	Advanced Analogic Technologies, Inc. (a)	5,000	22,950
	Advanced Energy Industries, Inc. (a)	3,500	31,465
	Agilysys, Inc.	3,300	15,444
	Airvana, Inc. (a)	2,000	12,740
	Alliance Fiber Optic Products, Inc. (a)	1,400	1,512
	American Technology Corp. (a)	1,700	3,230
	Amkor Technology, Inc. (a)	11,610	54,915
	Amtech Systems, Inc. (a)	100	485
	Anadigics, Inc. (a)	7,000	29,330
	Applied Micro Circuits Corp. (a)	7,175	58,332
	Arris Group, Inc. (a)	13,498	164,135

See Notes to Financial Statements.	63

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Aruba Networks, Inc. (a)	6,900	$60,306
	Atheros Communications, Inc. (a)	6,700	128,908
	Atmel Corp. (a)	37,200	138,756
	Audiovox Corp. Class A (a)	2,200	12,892
	AuthenTec, Inc. (a)	3,100	5,549
	Avocent Corp. (a)	4,800	67,008
	Aware, Inc. (a)	900	2,475
	Axcelis Technologies, Inc. (a)	7,500	3,450
	Bell Microproducts, Inc. (a)	2,135	2,455
	Blue Coat Systems, Inc. (a)	4,140	68,476
	Brightpoint, Inc. (a)	5,556	34,836
	Brocade Communications Systems, Inc. (a)	43,157	337,488
	Brooks Automation, Inc. (a)	6,782	30,383
	Cabot Microelectronics Corp. (a)	2,600	73,554
	CalAmp Corp. (a)	1,300	1,040
	California Micro Devices CP (a)	4,000	9,840
	Cavium Networks, Inc. (a)	4,600	77,326
	Ceva, Inc. (a)	2,103	18,254
	Cirrus Logic, Inc. (a)	8,300	37,350
	Cohu, Inc.	2,400	21,552
	Compellent Technologies, Inc. (a)	1,800	27,450
	Comtech Telecommunications Corp. (a)	2,700	86,076
	Concurrent Computer Corp. (a)	390	2,227
	Conexant Systems, Inc. (a)	5,254	7,671
	Cray, Inc. (a)	3,675	28,959
	Cree, Inc. (a)	8,500	249,815
	Crown Castle International Corp. (a)	26,890	645,898
	Cymer, Inc. (a)	3,605	107,177
	Cypress Semiconductor Corp. (a)	17,700	162,840
	DSP Group, Inc. (a)	3,900	26,364
	Data Domain, Inc. (a)	4,000	133,400
	Dataram Corp. (a)	100	147
	Diebold, Inc.	7,000	184,520
	Digi International, Inc. (a)	2,800	27,300
	DigitalGlobe, Inc. (a)	800	15,360
	Digital Lightwave, Inc. (a)	3,600	288
	Diodes, Inc. (a)	3,450	53,958
	Ditech Networks, Inc. (a)	2,000	2,480
	Dot Hill Systems Corp. (a)	4,100	3,291
	Dycom Industries, Inc. (a)	4,133	45,752
	EF Johnson Technologies, Inc. (a)	3,700	2,358
	EMS Technologies, Inc. (a)	2,000	41,800
	EchoStar Holding Corp. (a)	4,673	74,488
	Electroglas, Inc. (a)	1,700	38
	Electronics for Imaging, Inc. (a)	5,600	59,696

See Notes to Financial Statements.	64

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	eMagin Corp. (a)	20	$22
	Emcore Corp. (a)(c)	8,600	10,836
	Emulex Corp. (a)	9,000	88,020
	EndWare Corp. (a)	1,000	2,560
	Entegris, Inc. (a)	12,336	33,554
	Entorian Technologies, Inc. (a)	9,200	3,082
	Entropic Communications, Inc. (a)	5,700	12,825
	Exar Corp. (a)	5,457	39,236
	Extreme Networks, Inc. (a)	13,000	26,000
	F5 Networks, Inc. (a)	8,700	300,933
	FSI International, Inc. (a)	5,300	2,173
	Fairchild Semiconductor International, Inc. (a)	13,200	92,268
	Finisar Corp. (a)	31,435	17,918
	Formfactor, Inc. (a)	5,300	91,372
	Fusion Telecommunications International, Inc. (a)	4,500	585
	GTSI Corp. (a)	1,700	9,129
	Gerber Scientific, Inc. (a)	1,300	3,250
	Globecomm Systems, Inc. (a)	2,300	16,537
	Harmonic, Inc. (a)	10,500	61,845
	Harris Stratex Networks, Inc. Class A (a)	7,300	47,304
	Hittite Microwave Corp. (a)	2,100	72,975
	Hughes Communications, Inc. (a)	900	20,547
	Hutchinson Technology, Inc. (a)	2,995	5,840
	Hypercom Corp. (a)	3,100	4,650
	ICO Global Communications Holdings Ltd. (a)	15,100	9,362
	ID Systems, Inc. (a)	1,600	5,792
	iGO, Inc. (a)	1,700	1,190
	IXYS Corp.	2,700	27,324
	Ikanos Communications, Inc. (a)	5,800	9,280
	Imation Corp.	3,300	25,113
	Infinera Corp. (a)	10,300	94,039
	Infosonics Corp. (a)	3,600	6,372
	Ingram Micro, Inc. Class A (a)	16,030	280,525
	Insight Enterprises, Inc. (a)	4,000	38,640
	Integral Systems, Inc. (a)	3,280	27,290
	Integrated Device Technology, Inc. (a)	18,270	110,351
	Integrated Silicon Solutions, Inc. (a)	2,170	5,751
	InterDigital, Inc. (a)	4,700	114,868
	Intermec, Inc. (a)	5,000	64,500
	International Rectifier Corp. (a)	6,600	97,746
	Intersil Corp. Class A	14,515	182,454
	Ixia (a)	2,600	17,524
	KVH Industries, Inc. (a)	2,700	18,441
	Kopin Corp. (a)	4,300	15,781
	Kulicke & Soffa Industries, Inc. (a)	6,800	23,324
	LTX-Credence Corp. (a)	14,035	6,596
	Lam Research Corp. (a)	14,000	364,000

See Notes to Financial Statements.	65

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Lantronix, Inc. (a)	2,100	$966
	LaserCard Corp. (a)	2,095	6,934
	Lattice Semiconductor Corp. (a)	12,770	24,008
	Leadis Technology, Inc. (a)	6,100	3,782
	Limelight Networks, Inc. (a)	7,100	31,240
	Loral Space & Communications Ltd. (a)	1,400	36,050
	MIPS Technologies, Inc. (a)	4,900	14,700
	MKS Instruments, Inc. (a)	4,553	60,054
	MRV Communications, Inc. (a)	7,287	3,279
	Marvell Technology Group Ltd. (a)(e)	53,700	625,068
	Mastec, Inc. (a)	5,100	59,772
	Mattson Technology, Inc. (a)	5,200	6,136
	Maxim Integrated Products, Inc.	34,900	547,581
	Mercury Computer Systems, Inc. (a)	1,400	12,950
	Micrel, Inc.	5,660	41,431
	Micros Systems, Inc. (a)	8,900	225,348
	Microsemi Corp. (a)	8,917	123,055
	Microtune, Inc. (a)	2,000	4,680
	Mindspeed Technologies, Inc. (a)	1,193	2,565
	Monolithic Power Systems, Inc. (a)	3,300	73,953
	MoSys, Inc. (a)	1,855	3,061
	NCR Corp. (a)	16,774	198,436
	NETGEAR, Inc. (a)	4,500	64,845
	Nanometrics, Inc. (a)	2,000	5,420
	NetList, Inc. (a)	4,500	1,710
	Netlogic Microsystems, Inc. (a)	2,500	91,150
	Network Engines, Inc. (a)	7,500	6,150
	Network Equipment Technologies, Inc. (a)	1,800	7,668
	Neutral Tandem, Inc. (a)	2,700	79,704
	Nextwave Wireless, Inc. (a)	4,100	1,985
	Novatel Wireless, Inc. (a)	4,586	41,366
	ON Semiconductor Corp. (a)	45,381	311,314
	Occam Networks, Inc. (a)	400	1,432
	Oclaro, Inc. (a)	19,781	12,601
	Omnivision Technologies, Inc. (a)	5,800	60,262
	OpNext, Inc. (a)	3,400	7,276
	Oplink Communications, Inc. (a)	2,200	25,080
	Optical Cable Corp. (a)	247	743
	Overland Storage, Inc. (a)	800	376
	PAR Technology Corp. (a)	1,000	6,390
	PC Connection, Inc. (a)	3,000	15,750
	PLX Technology, Inc. (a)	2,900	10,933
	PMC-Sierra, Inc. (a)	23,900	190,244
	Palm, Inc. (a)(c)	13,926	230,754
	ParkerVision, Inc. (a)(c)	1,200	3,672

See Notes to Financial Statements.	66

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Peco II, Inc. (a)	90	$270
	Performance Technologies, Inc. (a)	500	1,475
	Pericom Semiconductor Corp. (a)	3,200	26,944
	Photronics, Inc. (a)	4,300	17,415
	Pixelworks, Inc. (a)	1,100	1,815
	Plantronics, Inc.	5,100	96,441
	Polycom, Inc. (a)	8,729	176,937
	Power Integrations, Inc.	3,200	76,128
	Preformed Line Products Co.	400	17,624
	Presstek, Inc. (a)	3,140	4,365
	Quantum Corp. (a)	19,700	16,351
	QuickLogic Corp. (a)	200	284
	RF Micro Devices, Inc. (a)	25,786	96,955
	Radiant Systems, Inc. (a)	3,100	25,730
	Radisys Corp. (a)	2,800	25,228
	Rambus, Inc. (a)	11,700	181,233
	Rimage Corp. (a)	1,600	26,576
	Riverbed Technology, Inc. (a)	6,100	141,459
	Rudolph Technologies, Inc. (a)	3,428	18,923
	SBA Communications Corp. Class A (a)	13,000	319,020
	SCM Microsystems, Inc. (a)	800	1,920
	STEC, Inc. (a)(c)	3,200	74,208
	SYNNEX Corp. (a)	2,000	49,980
	ScanSource, Inc. (a)	2,900	71,108
	SeaChange International, Inc. (a)	3,100	24,893
	Seagate Technology	55,732	582,956
	Semitool, Inc. (a)	2,400	11,088
	Semtech Corp. (a)	6,300	100,233
	Shoretel, Inc. (a)	1,700	13,600
	Sigma Designs, Inc. (a)	2,900	46,516
	Silicon Graphics International Corp. (a)	5,400	24,516
	Silicon Image, Inc. (a)	8,200	18,860
	Silicon Laboratories, Inc. (a)	5,000	189,700
	Silicon Storage Technology, Inc. (a)	6,000	11,220
	Skyworks Solutions, Inc. (a)	19,400	189,732
	Smart Modular Technologies WWH, Inc. (a)	2,900	6,583
	Soapstone Networks, Inc. (a)	3,315	13,857
	Sonic Foundry, Inc. (a)	6,500	4,160
	SonicWALL, Inc. (a)	5,900	32,332
	Sonus Networks, Inc. (a)	22,000	35,420
	Standard Microsystems Corp. (a)	2,400	49,080
	Starent Networks Corp. (a)(c)	4,100	100,081
	Stratasys, Inc. (a)	2,440	26,816
	Super Micro Computer, Inc. (a)	3,900	29,874
	Superconductor Technologies, Inc. (a)	432	1,616
	Supertex, Inc. (a)	1,600	40,176

See Notes to Financial Statements.	67

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Sycamore Networks, Inc. (a)	20,300	$63,539
	Symmetricom, Inc. (a)	4,876	28,135
	Synaptics, Inc. (a)(c)	4,050	156,533
	Syniverse Holdings, Inc. (a)	7,300	117,019
	Systemax, Inc. (a)	1,200	14,292
	TNS, Inc. (a)	2,800	52,500
	Tech Data Corp. (a)	5,000	163,550
	Techwell, Inc. (a)	1,900	16,150
	Tegal Corp. (a)	841	1,076
	Tekelec (a)	6,300	106,029
	Telkonet, Inc. (a)	3,300	396
	Telular Corp. (a)	200	430
	Tessera Technologies, Inc. (a)	5,300	134,037
	TranSwitch Corp. (a)	22,535	11,155
	Transact Technologies, Inc. (a)	1,140	5,677
	TriQuint Semiconductor, Inc. (a)	16,045	85,199
	Trident Microsystems, Inc. (a)	6,900	12,006
	UTStarcom, Inc. (a)(c)	11,000	17,930
	Ultra Clean Holdings, Inc. (a)	3,700	8,880
	Ultratech, Inc. (a)	2,200	27,082
	Varian Semiconductor Equipment Associates, Inc. (a)	8,150	195,519
	Veraz Networks, Inc. (a)	3,300	2,739
	VeriFone Holdings, Inc. (a)	6,800	51,068
	Viasat, Inc. (a)	3,400	87,176
	Virage Logic Corp. (a)	2,300	10,350
	Volterra Semiconductor Corp. (a)	3,700	48,618
	Westell Technologies, Inc. Class A (a)	5,300	3,063
	White Electronic Designs Corp. (a)	3,100	14,353
	WorldGate Communications, Inc. (a)	200	63
	Zhone Technologies, Inc. (a)	7,424	2,376
	Zoran Corp. (a)	5,661	61,705

			14,389,725

Tobacco - 0.1%	Alliance One International, Inc. (a)	8,700	33,060
	Schweitzer-Mauduit International, Inc.	1,700	46,257
	Star Scientific, Inc. (a)	9,500	8,455
	Universal Corp.	3,245	107,442
	Vector Group Ltd.	4,511	64,462

			259,676

Travel & Leisure - 3.2%	AFC Enterprises, Inc. (a)	2,800	18,900
	AMR Corp. (a)(b)	31,100	125,022
	AirTran Holdings, Inc. (a)	13,400	82,946
	Alaska Air Group, Inc. (a)	3,800	69,388
	All-American SportPark, Inc. (a)	4,038	625
	Allegiant Travel Co. (a)(c)	1,800	71,352
	Ambassadors Group, Inc.	2,500	34,425
	Ambassadors International, Inc. (a)	1,800	540

See Notes to Financial Statements.	68

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	American Classic Voyages Co. (a)	100	$—
	Ameristar Casinos, Inc.	2,500	47,575
	Avis Budget Group, Inc. (a)	10,940	61,811
	BJ’s Restaurants, Inc. (a)	2,000	33,740
	Bally Technologies, Inc. (a)	6,000	179,520
	Benihana, Inc. (a)	615	4,188
	Benihana, Inc. Class A (a)	2,630	16,622
	Bluegreen Corp. (a)	1,100	2,772
	Bob Evans Farms, Inc.	3,300	94,842
	Bowl America, Inc. Class A	210	2,562
	Boyd Gaming Corp. (a)	6,100	51,850
	Brinker International, Inc.	10,700	182,221
	Buffalo Wild Wings, Inc. (a)	2,200	71,544
	Burger King Holdings, Inc.	9,400	162,338
	CEC Entertainment, Inc. (a)	2,650	78,122
	CKE Restaurants, Inc.	5,600	47,488
	California Pizza Kitchen, Inc. (a)	3,000	39,870
	Carmike Cinemas, Inc.	2,500	20,950
	Cedar Fair, LP	4,900	53,606
	Century Casinos, Inc. (a)	5,100	15,198
	The Cheesecake Factory, Inc. (a)	6,417	111,014
	Chipotle Mexican Grill, Inc. Class A (a)(c)	3,400	272,000
	Choice Hotels International, Inc.	3,400	90,474
	Churchill Downs, Inc.	800	26,928
	Cinemark Holdings, Inc.	3,700	41,884
	Continental Airlines, Inc. Class B (a)	14,270	126,432
	Cosi, Inc. (a)(c)	5,500	3,465
	Cracker Barrel Old Country Store, Inc.	2,715	75,749
	Cuisine Solutions, Inc. (a)	1,200	1,332
	Delta Air Lines, Inc. (a)	84,325	488,242
	Denny’s Corp. (a)	10,600	22,790
	Diamondhead Casino Corp. (a)	4,600	3,910
	DineEquity, Inc.	1,700	53,023
	Dollar Thrifty Automotive Group, Inc. (a)	3,500	48,825
	Domino’s Pizza, Inc. (a)	4,800	35,952
	Dover Downs Gaming & Entertainment, Inc.	3,116	14,489
	Dover Motorsports, Inc.	3,300	4,686
	Einstein Noah Restaurant Group, Inc. (a)	1,100	9,515
	Elixir Gaming Technologies, Inc. (a)	3,300	528
	Empire Resorts, Inc. (a)	5,300	9,593
	ExpressJet Holdings, Inc. (a)	160	221
	FLO Corp. (a)	65	1
	Famous Dave’s of America, Inc. (a)	2,500	15,350
	Flanigan’s Enterprises, Inc. (a)	200	850
	FortuNet, Inc.	2,100	2,772
	Full House Resorts, Inc. (a)	1,000	2,260

See Notes to Financial Statements.	69

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Gaming Partners International Corp. (a)	1,400	$7,140
	Gaylord Entertainment Co. (a)	3,720	47,281
	Great Lakes Aviation Ltd. (a)	700	868
	Great Wolf Resorts, Inc. (a)	1,800	3,672
	Hawaiian Holdings, Inc. (a)	5,102	30,714
	Hertz Global Holdings, Inc. (a)(c)	18,500	147,815
	InnSuites Hospitality Trust	800	1,056
	International Speedway Corp. Class A	3,200	81,952
	Interval Leisure Group, Inc. (a)	3,860	35,975
	Isle of Capri Casinos, Inc. (a)	2,900	38,628
	Jack in the Box, Inc. (a)	6,200	139,190
	JetBlue Airways Corp. (a)	23,375	99,811
	Krispy Kreme Doughnuts, Inc. (a)	6,400	19,200
	Landry’s Restaurants, Inc. (a)	1,200	10,320
	Las Vegas Sands Corp. (a)(c)	47,000	369,420
	Life Time Fitness, Inc. (a)	3,700	74,037
	Live Nation, Inc. (a)	8,600	41,796
	Lodgian, Inc. (a)	1,100	1,430
	Luby’s, Inc. (a)	1,700	6,902
	MGM Mirage (a)	24,811	158,542
	MTR Gaming Group, Inc. (a)	2,100	5,250
	Marcus Corp.	1,500	15,780
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,700	12,937
	Mesa Air Group, Inc. (a)	2,000	200
	Monarch Casino & Resort, Inc. (a)	1,900	13,870
	Morgans Hotel Group Co. (a)	3,800	14,554
	Multimedia Games, Inc. (a)	1,900	9,424
	O’Charleys, Inc.	2,105	19,471
	Orbitz Worldwide, Inc. (a)	4,800	9,120
	Orient Express Hotels Ltd. Class A	7,000	59,430
	P.F. Chang’s China Bistro, Inc. (a)	2,995	96,020
	Panera Bread Co. Class A (a)	3,700	184,482
	Papa John’s International, Inc. (a)	2,900	71,891
	Peet’s Coffee & Tea, Inc. (a)	1,800	45,360
	Penn National Gaming, Inc. (a)	7,000	203,770
	Pinnacle Airlines Corp. (a)	3,100	8,711
	Pinnacle Entertainment, Inc. (a)	6,600	61,314
	Premier Exhibitions, Inc. (a)	3,700	2,695
	Priceline.com, Inc. (a)	4,533	505,656
	Reading International, Inc. Class A (a)	1,300	5,915
	Red Lion Hotels Corp. (a)	500	2,400
	Red Robin Gourmet Burgers, Inc. (a)	1,900	35,625
	Regal Entertainment Group Series A	8,700	115,623
	Republic Airways Holdings, Inc. (a)	3,800	24,814
	Rick’s Cabaret International, Inc. (a)	900	5,490
	Riviera Holdings Corp. (a)	700	357

See Notes to Financial Statements.	70

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Royal Caribbean Cruises Ltd.	15,000	$203,100
	Ruby Tuesday, Inc. (a)	5,400	35,964
	Ruth’s Hospitality Group, Inc. (a)	3,400	12,478
	Scientific Games Corp. Class A (a)	7,400	116,698
	Shuffle Master, Inc. (a)	7,343	48,537
	Silverleaf Resorts, Inc. (a)	6,600	8,514
	Six Flags, Inc. (a)	11,700	1,872
	SkyWest, Inc.	6,000	61,200
	Sonesta International Hotels Corp. Class A	200	1,770
	Sonic Corp. (a)	6,737	67,572
	Speedway Motorsports, Inc.	1,500	20,640
	The Steak n Shake Co. (a)	2,900	25,346
	Steiner Leisure Ltd. (a)	1,600	48,848
	Texas Roadhouse, Inc. Class A (a)	5,700	62,187
	Town Sports International Holdings, Inc. (a)	700	2,625
	TravelCenters of America LLC (a)	2,260	4,972
	Travelzoo, Inc. (a)	1,100	12,045
	UAL Corp. (a)	16,630	53,050
	US Airways Group, Inc. (a)	16,759	40,724
	VCG Holding Corp. (a)(c)	2,600	5,512
	Vail Resorts, Inc. (a)	3,200	85,824
	Vanguard Airlines, Inc. (a)	200	-
	WMS Industries, Inc. (a)	4,900	154,399
	Wendy’s	45,600	182,400
	World Wrestling Entertainment, Inc.	3,600	45,216
	Youbet.com, Inc. (a)	3,490	11,517

			7,191,220

	Total Common Stocks - 96.0%		217,259,701

	Warrants (f)

Alternative Energy - 0.0%	GreenHunter Energy, Inc. (expires 8/27/11) (g)	30	—

Automobiles & Parts - 0.0%	Federal-Mogul Corp. Class A (expires 12/27/14)	249	32

Technology Hardware & Equipment - 0.0%	Lantronix, Inc. (expires 2/09/11)	2	—

	Total Warrants - 0.0%		32

	Rights

Pharmaceuticals & Biotechnology - 0.0%	Ligand Pharmaceuticals Inc., expiring 12/31/11	4,000	—

	Total Rights - 0.0%		—

	Other Interests (h)

Oil & Gas Producers - 0.0%	PetroCorp, Inc. (Escrow Shares)	600	—

Pharmaceuticals & Biotechnology - 0.0%	Tripos, Inc. Liquidating Trust	700	—

	Total Other Interests - 0.0%		—

	Total Long-Term Investments (Cost - $263,829,793) - 96.0%		217,259,733

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash 0.49% (d)(i)	7,695,496	7,695,496

See Notes to Financial Statements.	71

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.66% (d)(i)(j)	$11,310	$11,309,548

Total Short-Term Securities (Cost - $19,005,044) - 8.4%		19,005,044

Total Investments (Cost - $282,834,837*) - 104.4%		236,264,777
Liabilities in Excess of Other Assets - (4.4)%		(9,843,249)

Net Assets - 100.0%		$226,421,528

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$285,672,002

Gross unrealized appreciation	$24,366,933
Gross unrealized depreciation	(73,774,158)

Net unrealized depreciation	$(49,407,225)

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost		Income

Anthracite Capital, Inc.	$894		—		—
BlackRock, Inc.	$77,801		—		$3,354
BlackRock Liquidity Funds,TempCash	$7,695,496	*	—		$12,617
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$6,982,379	**	$8,529
BlackRock Liquidity Series, LLC Money Market Series	$2,978,115	*	—		$80,172

*	Represents net purchase cost.

**	Represents net sale cost.

(e)	Depositary receipts.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g)	Restricted security as to resale, representing 0.0% of net assets were as follows:

Issue	Acquisition Date(s)	Cost	Value

GreenHunter Energy, Inc., Warrants	4/18/08 - 5/16/08	$—	$—

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	Represents the current yield as of report date.

(j)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.	72

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

43	Russell 2000 Index	September 2009	$2,189,638	$(8,678)
116	S&P 400 Midcap Index	September 2009	$6,804,688	(114,968)

Total				$(123,646)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$217,259,710
Short-Term Securities	7,695,496

Total Level 1	224,955,206

Level 2 - Short-Term Securities	11,309,548
Level 3 - Long-Term Investments Financial Services	23

Total	$236,264,777

[1] See above Schedule of Investments for values in each industry excluding the industry in Level 3 within the table.

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	$(123,646)
Level 2	—
Level 3	—

Total	$(123,646)

[2] Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.	73

Master Extended Market Index Series

Schedule of Investments June 30, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Financial Services

Balance, as of December 31, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfer in	$23

Balance, as of June 30, 2009	$23

See Notes to Financial Statements.	74

Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

	As of June 30, 2009 (Unaudited)

Assets:	Investments at value - unaffiliated (including securities loaned of $10,614,935) (cost - $263,535,517)	$216,815,975
	Investments at value - affiliated (cost - $19,299,320)	19,448,802
	Investments sold receivable	1,538,986
	Dividends receivable	206,844
	Contributions receivable from investors	72,022
	Securities lending income receivable - affiliated	23,912
	Prepaid expenses	7,814
	Other assets	325

	Total assets	238,114,680

Liabilities:	Collateral at value - securities loaned	11,309,548
	Bank overdraft	40,203
	Investments purchased payable	306,295
	Margin variation payable	20,478
	Investment advisory fees payable	1,487
	Other affiliates payable	924
	Officer’s and Directors’ fees payable	19
	Other accrued expenses payable	14,198

	Total liabilities	11,693,152

Net Assets:	Net assets	$226,421,528

Net Assets Consist of:	Investors’ capital	$273,115,234
	Net unrealized appreciation/depreciation	(46,693,706)

	Net assets	$226,421,528

See Notes to Financial Statements.

Master Extended Market Index Series

STATEMENT OF OPERATIONS

	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:	Dividends	$1,085,706
	Foreign tax withheld	(854)
	Income - affiliated	24,500
	Securities lending - affiliated	80,172

	Total income	1,189,524

Expenses:	Professional	35,844
	Accounting services	33,014
	Custodian	21,036
	Investment advisory	9,837
	Officer and Directors	8,643
	Printing	7,434
	Miscellaneous	4,970

	Total expenses	120,778
	Less fees waived by advisor	(9,328)

	Total expenses after fees waived	111,450

	Net investment income	1,078,074

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments	(1,693,925)
	Financial futures contracts	830,188

		(863,737)

	Net change in unrealized appreciation/depreciation on:
	Investments	19,267,754
	Financial futures contracts	(610,026)

		18,657,728

	Total realized and unrealized gain	17,793,991

	Net Increase in Net Assets Resulting from Operations	$18,872,065

See Notes to Financial Statements.

Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

	Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:	Net investment income	$1,078,074	$4,082,815
	Net realized gain (loss)	(863,737)	3,823,597
	Net change in unrealized appreciation/depreciation	18,657,728	(139,131,495)

	Net increase (decrease) in net assets resulting from operations	18,872,065	(131,225,083)

Capital Transactions:	Proceeds from contributions	27,333,312	92,218,871
	Fair value of withdrawals	(19,186,807)	(78,350,356)

	Net increase in net assets derived from capital transactions	8,146,505	13,868,515

Net Assets:	Total increase (decrease) in net assets	27,018,570	(117,356,568)
	Beginning of period	199,402,958	316,759,526

	End of period	$226,421,528	$199,402,958

	See Notes to Financial Statements.

Master Extended Market Index Series

FINANCIAL HIGHLIGHTS

			Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31,

				2008	2007	2006	2005	2004

Total Investment Return:		Total investment return	9.35%[1]	(39.13)%	5.22%	15.92%	10.58%	18.43%

Ratios to Average Net Assets:		Total expenses	0.12%[2]	0.11%	0.08%	0.08%	0.07%	0.09%

		Total expenses after fees waived and paid indirectly	0.11%[2]	0.11%	0.08%	0.08%	0.07%	0.09%

		Net investment income	1.10%[2]	1.47%	1.33%	1.66%	1.25%	1.08%

Supplemental Data:		Net assets, end of period (000)	$226,422	$199,403	$316,760	$324,343	$252,955	$217,991

		Portfolio turnover	7%	33%	33%	24%	18%	23%

	[1]	Aggregate total investment return.

	[2]	Annualized.

		See Notes to Financial Statements.

Master Extended Market Index Series
Notes to Financial Statements

1. Organization and Significant Accounting Policies:
Master Extended Market Index Series (the “Series”), a diversified management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Series values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregate assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities.

Bank Overdraft: The Series recorded a bank overdraft, which resulted from estimates of available cash.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets -an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:
The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Series and its counterparty. The ISDA allows the Series to offset with its counterparty the Series derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Series is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Investments and Hedging Activities”:

Values of Derivative Instruments as of June 30, 2009*

	Liability Derivatives

Balance Sheet Location		Value

Equity contracts**	Net unrealized appreciation/depreciation	$123,646

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.
**

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of
Operations Six Months Ended June 30, 2009

Net Realized Gain From Derivatives
Recognized in Income

Financial Futures Contracts

Equity contracts	$ 830,188

Net Change in Unrealized
Depreciation on Derivatives
Recognized in Income

Financial Futures Contracts

Equity contracts	$ (610,026)

3. Investment Advisory Agreement and Other Transactions with Affiliates:
The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ average daily net assets. The Manager has agreed to a voluntary waiver with the Series under which the expenses incurred by the Series will not exceed 0.12%. This waiver can be discontinued at any time. For the six months ended June 30, 2009, the Series waived $7,979 which is included in fees waived by advisor in the Statement of Operations.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through is investment in affiliated money market funds. For the six months ended June 30, 2009 the Series waived $1,349 which is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the six months ended June 30, 2009, the Series reimbursed the Manager $1,711 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities. The Master LLC has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Series on such investments is shown as securities lending – affiliated in the Statement of Operations. For the six months ended June 30, 2009, BIM received $19,811 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Series reimburses the Manager for the Series’ allocated share of compensation paid to the Master LLC’s Chief Compliance Officer.

4. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $24,206,183 and $14,125,969, respectively.

5. Short-Term Borrowings:
The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, the higher of (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

6. Concentration, Market and Credit Risk:
In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities. The Series invests a significant portion of its assets in securities in the financial services industry. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financial services industry would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

The Series invests a significant portion of its assets in securities in the financials sector. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financials sector would have a greater impact on this Series and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Series through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

          The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 16, 2009 and May 21-22, 2009 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Extended Market Index Series (the “Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”) with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

          The Board of the Master LLC consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

          Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

          Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its benchmark; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions, (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

          The Approval Process: Prior to the April 16, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Portfolio management fees as compared with a peer group of funds as determined by Lipper (collectively, “Peers”) and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

          At an in-person meeting held on April 16, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21-22, 2009 Board meeting.

          At an in-person meeting held on May 21-22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; (d) economies of scale; and (e) other factors.

          The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.	Nature, Extent and Quality of the Services

          The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Dow Jones Wilshire 4500 Completion Index, its benchmark index. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook.

          The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

          In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.	The Investment Performance of the Portfolio and BlackRock

          The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2009 meeting, the Board was provided with information compiled by the Manager comparing the Portfolio’s performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

          The Board noted that, in general, the Portfolio performed better than its benchmark index in that the Portfolio’s gross performance was at or above the performance of its benchmark index in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio

          The Board, including the Independent Board Members, reviewed the Portfolio’s contractual advisory fee rates compared with the other funds in the Portfolio’s Lipper category. It also compared the Portfolio’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

          The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

          The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

          In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

          The Board noted that the Portfolio’s contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Portfolio’s Peers. The Board noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Portfolio’s total net expenses.

D.	Economies of Scale

          The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Portfolio. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E.	Other Factors

          The Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

          In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

          The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Quantitative Master Series LLC (the “Master LLC”) retired. The Master LLC’s Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerly became President and Chief Executive Officer of the Master LLC; and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Master LLC.

Additional Information

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 21, 2009